As filed with the U.S. Securities and Exchange Commission on August 3, 2023

Registration No. 333-272935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	☒

Post-Effective Amendment No. __	☐
(Check appropriate box or boxes)

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, WI 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, WI 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of Grizzle Growth ETF, a series of the Registrant.

An indefinite amount of the Registrant’s securities will be registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

GRIZZLE GROWTH ETF

A Series of Listed Funds Trust

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

1-800-617-0004

IMPORTANT NOTICE OF INTERNET AVAILABILITY OF INFORMATION STATEMENT/PROSPECTUS

This Information Statement/Prospectus is available at www.etf.grizzle.com.

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY.

August [  ], 2023

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Grizzle Growth ETF (the “Target Fund”) a series of Listed Funds Trust (the “Trust”). After careful consideration, Grizzle Investment Management LLC (“Grizzle”), the Target Fund’s investment adviser, has recommended the approval of an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Target Fund into the Grizzle Growth ETF (the “Acquiring Fund”), which is a newly created series of Tidal Trust II (“Tidal Trust”). The Acquiring Fund was established solely for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and continuing the Target Fund’s business (the “Reorganization”).

The Board of Trustees of the Trust (the “Board”) has also determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

As described below, Grizzle has discussed the Reorganization with a group of shareholders who, together, hold the majority of shares outstanding in the Target Fund (the “Majority Shareholders”). The Majority Shareholders, who own over 51% of the Target Fund’s shares, have indicated that they will consent to the Reorganization as described below. As a result, we are not seeking further shareholder approval for the Reorganization and are therefore not seeking a proxy for your vote.

While the Target Fund is advised by Grizzle and sub-advised by Exchange Traded Concepts, LLC (“ETC”), ETC is only responsible for the trading of portfolio securities for the Target Fund. The portfolio managers who are responsible for day-to-day management of the Target Fund are personnel of Grizzle. The Acquiring Fund will be advised by Toroso Investments, LLC (“Toroso”) and sub-advised by Grizzle and Cambria Investment Management, L.P. (“Cambria”). Toroso, Grizzle, and Cambria will manage the Acquiring Fund in accordance with the same investment objective, investment strategies, and investment policies, and substantially similar principal risks as the Target Fund. The same portfolio managers who are employees of Grizzle will continue to be responsible for day-to-day management of the Acquiring Fund. Cambria will provide research assistance, which the portfolio managers will use in making portfolio management decisions. In place of ETC, Toroso will handle the trading of portfolio securities for the Acquiring Fund. The ticker symbol of the Acquiring Fund differs from that of the Target Fund and will be “DARP”.

The enclosed Information Statement/Prospectus contains information about the Reorganization. As a result of the Target Fund’s Reorganization, you will receive shares of the Acquiring Fund equivalent to the value of your Target Fund shares as of the closing date of the Reorganization in complete liquidation and dissolution of the Target Fund, and you will no longer be a shareholder of the Target Fund, but will become a shareholder of the Acquiring Fund. Importantly, the Reorganization is not expected to result in any increase in shareholder fees or expenses.

The Board of Trustees of the Trust believes that the proposed Reorganization is in the best interests of Target Fund shareholders.

Sincerely,

Scott Willis, Principal

Grizzle Investment Management LLC

QUESTIONS AND ANSWERS

Q.    What is this document and why did you send it to me?

A.    This document is an information statement/prospectus (the “Information Statement/Prospectus”). It contains information to inform shareholders of an Agreement and Plan of Reorganization.

At a meeting held on June 7, 2023, the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including all of the Independent Trustees, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved the proposed reorganization (the “Reorganization”) of the Grizzle Growth ETF (the “Target Fund”), a series of the Trust, into the Grizzle Growth ETF (the “Acquiring Fund”), a series of Tidal Trust II (the “Tidal Trust”). Together, the Target Fund and the Acquiring Fund may be referred to in this document as the “Funds.” The Board recommended that shareholders also approve the Reorganization. The Reorganization will be accomplished by converting the Target Fund into and with the Acquiring Fund.

Q.    Do Shareholders need to vote on this matter?

A.    No. Each of the Trust and the Tidal Trust is a Delaware statutory trust. Section 7.6 of Article VII of the Amended and Restated Agreement and Declaration of Trust for the Trust and Section 4.5 of Article IV of the Amended and Restated By-Laws of the Trust permits any action to be taken by shareholders to be taken without a meeting if a majority of shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of the meetings of shareholders. Such consent of shareholders shall be treated for all purposes as a vote at a meeting. A group of shareholders who hold the majority of shares outstanding in the Target Fund (the “Majority Shareholders”) have indicated that they will approve the Agreement and Plan of Reorganization (the “Plan”) by written consent on the date that is 20 days following the date of this Information Statement/Prospectus, or as soon thereafter as practicable. If the consent is not provided, the Board will consider other appropriate actions, including the holding of a shareholder meeting or not proceeding with the Reorganization.

Q.    Is additional information about the Target Fund available?

A.    Yes, additional information about the Target Fund is available in the Target Fund’s:

●     Prospectus;

●     Annual and semi-annual reports to shareholders; and

●     Statement of Additional Information, or “SAI.”

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”).

Copies of all of these documents are available to be sent to you by first-class mail upon request without charge by writing to or calling:

Grizzle Growth ETF

c/o U.S. Bank Global Fund Services

P.O. Box 701, Milwaukee, WI 53201-0701

1-800-617-0004

You also may view or obtain these documents from the SEC:

●	By Email: publicinfo@sec.gov (duplicating fee required)

●	By Internet: www.sec.gov

Q: What is the purpose of the Reorganization?

A: The primary purpose of the Reorganization is to restructure certain of the servicing arrangements associated with the Trust. To accomplish this, Grizzle Investment Management LLC (“Grizzle”), the investment adviser to the Target Fund, recommends that the Target Fund be reorganized into and with the Acquiring Fund. Grizzle’s recommendation was made in light of its desire to provide the Target Fund’s shareholders with access to the securities trading experience and ETF product, administration and distribution support resources of Toroso Investments, LLC (“Toroso”), while enabling Grizzle to continue to fully focus on day-to-day portfolio management of the Fund. Additionally, the Reorganization would enable Grizzle to benefit from the research capabilities of Cambria Investment Management, L.P. (“Cambria”). If the Reorganization is approved, Grizzle will continue to be fully responsible for the day-to-day management of the Fund. Toroso will serve as the investment adviser for the Acquiring Fund and will focus on portfolio trading as well as providing administration and other support services. Grizzle will be joined by Cambria, each of which will serve as investment sub-advisers of the Acquiring Fund. The Reorganization will allow Grizzle to more fully leverage its resources on the Acquiring Fund. Toroso is an ETF adviser managing 104 ETFs with over $6.3 in assets under management as of May 31, 2023. Cambria is also an ETF adviser that has over $1.7 billion in assets under management as of May 31, 2023, 2023. After careful consideration, upon the recommendation of Grizzle, the Board approved the Plan.

Q: How will the Reorganization work?

A: To reorganize the Target Fund into and with the Acquiring Fund, a corresponding new series of Tidal Trust with the same investment objective, investment strategies, and investment policies, and substantially similar principal risks as the Target Fund was created. The Acquiring Fund is newly organized and has no assets or liabilities, or only de minimis assets incident to its organization. If the Majority Shareholders of the Target Fund approve the Plan, the Target Fund will transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities. Existing shareholders of the Target Fund will become shareholders of the Acquiring Fund and, immediately after the Reorganization, each shareholder will hold shares of the Acquiring Fund with a value equal to the aggregate net asset value of the Target Fund’s shares that the shareholder held immediately prior to the Reorganization. Subsequently, the Target Fund will be liquidated and terminated.

Q: How will the Reorganization affect me as a shareholder?

A: You will become a shareholder of the Acquiring Fund. You will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of your shares of the Target Fund held immediately prior to the Reorganization.

Q.  Is the investment focus of the Acquiring Fund different from that of the Target Fund?

A.    No. The Acquiring Fund will have an investment objective, investment strategies, and investment policies that are identical to those of the Target Fund. In addition, the principal risks of the Target Fund are substantially similar to those of the Acquiring Fund.

Q. Who will manage the Acquiring Fund?

A. As noted above, Toroso will serve as adviser to the Acquiring Fund, and each of Grizzle and Cambria will serve as sub-advisers to the Acquiring Fund.

●	Toroso will provide oversight of the sub-advisers and review each sub-adviser’s performance. Toroso will also be responsible for trading portfolio securities for the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. Toroso will also arrange for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Acquiring Fund to operate.

●	Grizzle will be responsible for the day-to-day management of the Acquiring Fund, including the selection of securities to be held by the Acquiring Fund.

●	Cambria will be responsible for providing Grizzle with investment research.

The Acquiring Fund will be actively managed and the portfolio managers responsible for the day-to-day management will remain the same as for the Target Fund.

Q: Will there be changes to the Board of Trustees and service providers for the Acquiring Fund?

A: The Trust and Tidal Trust have different Boards of Trustees, legal counsel, and fund administrators, as set forth in the table below. The fund administrator for the Acquiring Fund is a wholly owned subsidiary of Toroso.

However, the Trust and Tidal Trust have the same independent registered public accounting firm, distributor, fund accountant, transfer agent, and custodian.

Service Provider	Target Fund	Acquiring Fund
Administrator	U.S. Bancorp Fund Services, LLC	Tidal ETF Services LLC
Sub-Administrator	None	U.S. Bancorp Fund Services, LLC
Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	Same
Transfer Agent	U.S. Bancorp Fund Services, LLC	Same
Custodian	U.S. Bank National Association	Same
Distributor and Principal Underwriter	Foreside Fund Services, LLC	Same
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Same
Legal Counsel	Morgan, Lewis & Bockius LLP	Sullivan & Worcester LLP

Q: Will the Reorganization affect the fees and expenses I pay as a shareholder of the Target Fund?

A: No, the fees and expenses you pay as a shareholder of the Target Fund are expected to stay the same after you become a shareholder of the Acquiring Fund. Each Fund operates under a unitary fee contract structure whereby each Fund pays for its investment advisory and administrative services under what is essentially an “all-in” fee arrangement. The management fee and total annual fund operating expenses for the Target Fund are 0.75% per annum of the Target Fund’s average daily net assets per the Target Fund’s current Prospectus. Likewise, the management fee and estimated total annual fund operating expenses for the Acquiring Fund are 0.75% per annum of the Acquiring Fund’s average daily net assets. Please note that even though both Funds’ management fees are structured as “unitary management fees,” which covers most of each Fund’s expenses, there are certain expense exceptions for which each Fund remains responsible for paying.

The Funds have each adopted a Rule 12b-1 Distribution and Service Plan under which the applicable Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently expected to be paid by the Acquiring Fund, and the Board of Trustees of Tidal Trust has not approved the commencement of any payments under the plan. Similarly, no such fee is currently being paid by the Target Fund, and the Board has not approved the commencement of any payments under the plan.

Q: Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

A: Yes. The number of shares of the Acquiring Fund you receive will be equal to the number of Target Fund shares you hold, with the same aggregate net asset value, immediately prior to the Reorganization.

Q: Will the Reorganization result in any taxes?

A: The Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the U.S. Internal Revenue Code of 1986, as amended. In general, the Target Fund will not recognize any gain or loss as a direct result of the transfer of all of its assets and its liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. Shareholders of the Target Fund should consult their own tax advisers regarding the federal, state, local, and other tax treatment and implications of the Reorganization in light of their individual circumstances.

Q: Will my basis change as a result of the Reorganization?

A: No, your aggregate tax basis for federal income tax purposes of the Acquiring Fund shares you receive in the Reorganization will be the same as the basis of your Target Fund shares you held immediately before the Reorganization.

Q: Will I be charged a commission or other fee as a result of the Reorganization?

A: No commission or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Q: Who is paying for expenses related to the Reorganization?

A: None of the Target Fund, Target Fund shareholders, or the Acquiring Fund will incur any expenses in connection with the Reorganization. Toroso, Grizzle, and Cambria will bear an equal share of all direct expenses relating to the Reorganization, including the costs relating to the Information Statement/Prospectus. Toroso, Grizzle, and Cambria will bear an equal share of all legal fees and expenses of Tidal Trust to organize the Acquiring Fund. Toroso, Grizzle, and Cambria will pay such costs whether or not the Reorganization is consummated. Grizzle will pay any legal fees and expenses incurred by it in connection the Reorganization.

Q: Will the Reorganization affect my ability to buy and sell shares?

A: No. You may continue to make additional purchases or sales of the Target Fund shares through your financial intermediary up to and including the day of the Reorganization, which is anticipated to be on or about the close of business on August 25, 2023. Any purchases or sales of Target Fund shares made after the Reorganization will be purchases or sales of the Acquiring Fund. If the Reorganization is approved by the Majority Shareholders, your Target Fund shares will automatically be converted to Acquiring Fund shares.

Q: What will happen if the Plan is not approved by the Majority Shareholders?

A: If the consent of the Majority Shareholders is not provided, the Trust’s Board will consider other appropriate actions, including, holding a shareholder meeting or not proceeding with the Reorganization.

Q. Whom do I call if I have questions?

A. We will be happy to answer your questions about this Information Statement/Prospectus. Please call Grizzle at 1-800-617-0004 between 9:00 a.m. and 5:00 p.m., Eastern Time, Monday through Friday.

Important additional information about the Reorganization is set forth in the accompanying
Information Statement/Prospectus. Please read it carefully.

REORGANIZATION OF

Grizzle Growth ETF

(A series of Listed Funds Trust)

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

1-800-617-0004

INTO THE

Grizzle Growth ETF

(A series of Tidal Trust II)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

1-844-986-7676

_____________________________________

COMBINED INFORMATION STATEMENT AND PROSPECTUS

DATED AUGUST [  ], 2023

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This Combined Information Statement and Prospectus (the “Information Statement/Prospectus”) is furnished to you as a shareholder of the Grizzle Growth ETF (the “Target Fund”), a series of Listed Funds Trust (the “Trust”). After careful consideration, the Fund’s investment adviser, Grizzle Investment Management LLC (“Grizzle”), has recommended, and the Board of Trustees (the “Board”) for the Trust has approved, the reorganization of the Target Fund into the Grizzle Growth ETF (the “Acquiring Fund”) (the “Reorganization”) as well as the Agreement and Plan of Reorganization (the “Plan”). The Target Fund is a series of the Trust, a Delaware statutory trust. The Acquiring Fund is a series of Tidal Trust II, a Delaware statutory trust (the “Tidal Trust”). The Target Fund and the Acquiring Fund may be referred to together as the “Funds.”

The Acquiring Fund was formed in connection with the Plan and the Reorganization to continue the business of the Target Fund. The Acquiring Fund will not commence operations until the completion of the Reorganization, which is subject to shareholder approval and certain other closing conditions. Once operational, the Acquiring Fund will have the same investment objective as the Target Fund, namely, to seek capital appreciation. In addition, the Acquiring Fund will have the same principal investment strategies as the Target Fund.

The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest (“Shares”) of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value (“NAV”) of their shares of the Target Fund held immediately prior to the Reorganization in complete liquidation and termination of the Target Fund. After the Reorganization, shareholders will no longer be shareholders of the Target Fund, but would instead be shareholders of the Acquiring Fund.

This Information Statement/Prospectus sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Acquiring Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

In addition, the following documents each have been filed with the United States Securities and Exchange Commission (the “SEC”), and are incorporated herein by reference:

●	the Statement of Additional Information dated [●], 2023 relating to this Information Statement/Prospectus;

●	the Prospectus related to the Target Fund, dated November 30, 2022;

●	the Statement of Additional Information related to the Target Fund, dated November 30, 2022;

●	the Annual Report to shareholders of the Target Fund for the fiscal year ended July 31, 2022, which has previously been sent to shareholders of the Target Fund and is on file with the SEC (http://www.sec.gov) (File Nos. 333-215588 and 811-23226) (Accession No. 0001398344-22-019774); and

●	the Semi-Annual Report to shareholders of the Target Fund for the six-month period ended January 31, 2023, which has previously been sent to shareholders of the Target Fund and is on file with the SEC (http://www.sec.gov) (File Nos. 333-215588 and 811-23226) (Accession No. 0001398344-23-007170); and

In addition, the Acquiring Fund has filed a Summary Prospectus, Prospectus and Statement of Additional Information for the Acquiring Fund as it will be offered after the Reorganization. Because the Acquiring Fund has not yet commenced operations, no annual or semi-annual report is available.

This Information Statement/Prospectus will be mailed on or about August [ ],  2023 to shareholders of record of the Target Fund as of July 12, 2023 (the “Record Date”).

The Trust and Tidal Trust are each subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, each files reports and other information, including proxy materials, with the SEC.

The Target Fund’s Prospectus, Statement of Additional Information, annual and semi-annual reports and the Statement of Additional Information related to this Information Statement/Prospectus are available upon request and without charge by writing to the Target Fund at Grizzle Capital Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling toll-free at 1-800-617-0004. They are also available, free of charge, at the Target Fund’s website at www.etf.grizzle.com. This information is also accessible via the EDGAR database on the SEC’s internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

The United States Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The Target Fund’s shares are listed on NYSE Arca, Inc. (“NYSE Arca”), and the Acquiring Fund will list its shares on NYSE Arca. Reports, the Information Statement/Prospectus and other information concerning the Target Fund and the Acquiring Fund may be inspected at NYSE Arca.

We are not asking you for a proxy and you are requested not to send us a proxy.

OVERVIEW

This Information Statement/Prospectus relates to the Reorganization of the Target Fund into and with the Acquiring Fund.

The Board of Trustees of the Trust, including all the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Plan, pursuant to which the Target Fund will reorganize into and with the Acquiring Fund and each Target Fund shareholder will become a shareholder of the Acquiring Fund. Approval of the Plan is subject to approval by the Majority Shareholders (as described more below). A form of the Plan is attached to this Information Statement/Prospectus as Appendix A. The Board considered the Reorganization at a meeting held on June 7, 2023. Based upon the recommendation of Grizzle, the Board’s evaluation of the terms of the Plan, and other relevant information presented to the Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the Board, including all of the Trustees who are not “interested persons” of the Trust under the 1940 Act, determined that the Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization. See “Board Considerations” for a summary of the factors considered and conclusions drawn by the Board in approving the Plan and authorizing the submission of the Plan to the Majority Shareholders for consent.

To reorganize the Target Fund into a series of Tidal Trust, a fund with an identical investment objective and investment strategies, the Acquiring Fund, which is also named the “Grizzle Growth ETF,” has been created as a new series of Tidal Trust. A group of shareholders who hold the majority of shares outstanding in the Target Fund (the “Majority Shareholders”) have indicated that they will approve the Plan by written consent on the date that is 20 days following the date of this Information Statement/Prospectus, or as soon thereafter as practicable. If the Majority Shareholders approve the Plan, the Reorganization will have these primary steps:

●	All of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities;

●	Immediately after the transfer of the Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the Acquiring Fund shares received by the Target Fund pro rata to its shareholders in redemption of the outstanding shares of the Target Fund; and

●	The Target Fund will be liquidated and terminated.

Approval of the Plan will constitute approval of the transfer of the Target Fund’s assets to the Acquiring Fund, the assumption of all of the Target Fund’s liabilities by the Acquiring Fund, the distribution of the Acquiring Fund’s shares to Target Fund shareholders, and the liquidation and termination of the Target Fund. The Acquiring Fund shares issued in connection with the Reorganization will have an aggregate NAV equal to the aggregate value of the assets that the Target Fund transferred to the Acquiring Fund, less the Target Fund’s liabilities that the Acquiring Fund assumes. As a result of the Reorganization, existing shareholders of the Target Fund shares will become shareholders of the Acquiring Fund. Shareholders of the Target Fund will receive shares of the Acquiring Fund with a value equal to the aggregate NAV of their shares of the Target Fund held immediately prior to the Reorganization. No commission or other transaction fees will be charged to the Target Fund’s shareholders in connection with the Reorganization.

The ticker symbol of the Acquiring Fund differs from that of the Target Fund and will be “DARP”.

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. In general, the Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets and its liabilities in exchange for shares of the Acquiring Fund or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. Tidal Trust and the Trust will receive an opinion from of Sullivan & Worcester LLP (“Sullivan”), as counsel to Tidal Trust, confirming such tax treatment.

Each of the Trust and the Tidal Trust is a Delaware statutory trust. Section 7.6 of Article VII of the Amended and Restated Agreement and Declaration of Trust for the Trust and Section 4.5 of Article IV of the Amended and Restated By-Laws of the Trust permits any action to be taken by shareholders to be taken without a meeting if a majority of shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of the meetings of shareholders. Such consent of shareholders shall be treated for all purposes as a vote at a meeting. The Majority Shareholders have indicated that they will approve the Plan by written consent on the date that is 20 days following the date of this Information Statement/Prospectus, or as soon thereafter as practicable. If the Majority Shareholders’ consent is not provided, the Board will consider other appropriate actions, including the holding of a shareholder meeting or not proceeding with the Reorganization.

EFFECT OF THE REORGANIZATION

The primary purpose of the Reorganization is to move the investment portfolio and shareholders presently associated with the Target Fund to the Acquiring Fund.

Certain basic information about the Target Fund and Acquiring Fund is provided in the table below.

	Target Fund	Acquiring Fund
Identity of Fund	Grizzle Growth ETF, a series of Listed Funds Trust (an open-end management investment company registered with the SEC)	Grizzle Growth ETF, a series of Tidal Trust II (an open-end management investment company registered with the SEC)
Listing Exchange	NYSE Arca, Inc.	Same
Ticker Symbol	GRZZ	DARP
Fiscal Year-End	July 31	Same
Form of Organization	Series of a Delaware statutory trust	Same
Diversification Status	Non-Diversified	Same

The Reorganization will shift management responsibility for the Target Fund from Grizzle and its sub-adviser, Exchange Traded Concepts, LLC (“ETC”), to Toroso Investments, LLC (“Toroso”) as investment adviser of the Acquiring Fund, and Grizzle and Cambria Investment Management, L.P. (“Cambria”) as sub-advisers of the Acquiring Fund. For the Target Fund, ETC performs the trading of portfolio securities and Toroso will handle that role for the Acquiring Fund. The portfolio managers from Grizzle who are responsible for the day-to-day portfolio management for the Target Fund will continue as portfolio managers responsible for the day-to-day portfolio management for the Acquiring Fund. Cambria will not have discretionary authority over the Acquiring Fund, but will provide research assistance to the portfolio managers for the Acquiring Fund. Cambria’s research services will include sharing the firm’s market and stock specific views with Toroso and Grizzle on a regular basis. Cambria and Grizzle will also discuss each other’s forward looking expectations around asset classes and economies in an effort to better forecast metrics that drive fund performance.

Neither the Trust nor Grizzle is affiliated with Tidal Trust, Toroso, or Cambria. The investment objective of the Acquiring Fund will be identical to that of the Target Fund. The investment strategies of the Acquiring Fund will also be identical to those of the Target Fund. The Acquiring Fund will have the same portfolio managers responsible for the day-to-day portfolio management as the Target Fund. The Acquiring Fund and the Target Fund are each classified as non-diversified for purposes of the 1940 Act.

Shareholders will continue to be able to make additional purchases or sales of the Target Fund shares through their financial intermediary up to and including the day of the Reorganization. If the Reorganization is approved, Target Fund shares will automatically be converted to Acquiring Fund shares.

FEES AND EXPENSES

The Reorganization will not result in a change in the management fee currently paid by the Target Fund. The Target Fund pays Grizzle a unitary management fee on a monthly basis at the annual rate of 0.75% of the Target Fund’s average daily net assets. Under the Target Fund’s advisory agreement, Grizzle pays substantially all of the expenses of the Target Fund, subject to certain exceptions. The Acquiring Fund will pay Toroso a unitary management fee on a monthly basis at the annual rate of 0.75% of the Acquiring Fund’s average daily net assets. Under the Acquiring Fund’s advisory agreement, Toroso pays substantially all of the expenses of the Acquiring Fund, subject to certain exceptions. Both advisory agreements provide that the applicable adviser will not be responsible for paying for the advisory fee and certain excluded expenses.

The Target Fund and the Acquiring Fund have each adopted a Rule 12b-1 Distribution and Service Plan (each a “12b-1 Plan”) under which the Target Fund and the Acquiring Fund may bear a Rule 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently expected to be paid by the Acquiring Fund, and the Board of Trustees of Tidal Trust has not approved the commencement of any payments under the 12b-1 Plan. Similarly, no such fee is currently being paid by the Target Fund, and the Board has not approved the commencement of any payments under the 12b-1 Plan.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of the Target Fund and the Acquiring Fund. There is no separate pro forma column because the Acquiring Fund column shows the fees and expenses that will apply following the Reorganization; the Acquiring Fund is not operational and does not currently have assets. The information below is based on actual expenses incurred by the Target Fund during the fiscal period ended July 31, 2022.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
	Target Fund(1)	Acquiring Fund(2) (Pro forma)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.75%	0.75%

(1)	The Target Fund will pay all expenses incurred by the Target Fund (except for advisory fees) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
(2)	The Acquiring Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in each of the Target Fund and Acquiring Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Fund

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Acquiring Fund

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

For the fiscal period December 16, 2021 (commencement of operations) through July 31, 2022, the Target Fund’s portfolio turnover rate was 102% of the average value of its portfolio. The Acquiring Fund is expected to have a similar portfolio turnover rate.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
PRINCIPAL RISKS, AND INVESTMENT RESTRICTIONS

There are no differences in the investment objectives or principal investment strategies of the Target Fund and Acquiring Fund. The Funds’ investment restrictions and principal risks are substantially similar. The same portfolio managers will continue to manage the Acquiring Fund.

Investment Objectives of the Target Fund and the Acquiring Fund - The investment objective for each Fund is to seek capital appreciation. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed by its Board without shareholder approval upon the provision of at least 60 days’ written notice to shareholders.

Principal Investment Strategies of the Target Fund and the Acquiring Fund - The principal investment strategies for each Fund are the same. However, for the Acquiring Fund, in addition to Grizzle’s own fundamental research efforts, Cambria will also provide research services to Grizzle.

Each Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities of companies, with a focus on growth, innovation and disruption. Each Fund seeks to identify future leaders in the following overarching key growth themes including, but not limited to: Digitization and Cloud Computing, Future Media and Entertainment, Health and Wellness, and Sustainability and Energy Transition. Within these preceding four themes each Fund seeks to invest in the following subsectors including, but not limited to:

Sector/Industry	Theme	Description

Automobile Manufacturers	Electronic Vehicles	Companies in the business of creating electrified vehicles (including hybrid vehicles) and vehicles that run using other renewable sources of energy
Cannabis	Cannabis	Companies that cultivate, distribute and sell cannabis products; Companies that research medical uses for cannabis and create medical formulations of cannabis
Casinos and Gaming	Online Gambling	Companies that provide online or brick and mortar platforms for placing wagers on sporting events
Communication Services	Media and Streaming Services	Companies in the business of creating unique media content and/or devices to stream content into homes
Energy	Energy and Energy Transition	Companies engaged in drilling, producing, storing and transporting oil and/or natural gas
Financial Services	Future of Finance	Companies creating novel lending and payment solutions and facilitating such transactions; Companies that are diversifying their offerings and helping investors access new, potentially high-growth investment areas, including cryptocurrency exchanges
Healthcare	Biotechnology and Novel Drug Research and Treatment (including medical psychedelics)	Companies engaged in the genetic manipulation of microorganisms, the manufacturing of medicinal drugs and research and application of novel pharmaceutical formulations (including legally-derived psychedelic medicines that bind to specific serotonin receptors and cause changes in perception and cognition in the pursuit of treating mental diseases such as PTSD and clinically resistant depression)
Industrials	Renewable Energy (Wind and Solar)	Companies engaged in building solar power systems and other renewable energy systems (e.g., wind, solar and energy storage)
Information Technology	Software as a Service*, Microprocessors, Robotics, and Autonomous Technologies	Companies that create software programs and computer hardware for corporations and individual consumers and companies that provide equipment, an interconnected system or subsystem of equipment or software that is used in the acquisition, storage, manipulation, management, movement, control, display, switching, interchange, transmission or reception of data or information
Materials	Green Technology	Companies engaged in using new technology to create renewable materials
	Electric Metals** and Infrastructure	Companies engaged in mining the raw materials that will support the growth in infrastructure and renewable energy ecosystems (e.g., solar panels, battery storage, wind turbines and hydrogen fuel cells)
Media and Entertainment	Esports/Gaming	Companies engaged in video game publishing, creating interactive worlds and e-sports
Packaged Foods and Meats	Plant Based Foods	Companies creating novel new food formulations, such as plant based meats and dairy

*  Software as a service is a method of software delivery and licensing in which software is accessed online via a subscription, rather than bought and installed on individual computers.

** Electric Metals are metals used in the manufacture of electric vehicles, renewable energy technologies, and other electronics.

Grizzle uses proprietary internal fundamental research and analysis to identify companies well-positioned for growth within the targeted sectors. For the Acquiring Fund, Cambria will also provide Grizzle with fundamental research. Grizzle uses its research and fundamental analysis findings to determine each Fund’s industry allocations within each sector and to select individual securities within each industry. Grizzle uses a quantitative screening overlay to identify prospective companies in addition to deep fundamental analysis. Grizzle conducts quantitative screening using proprietary fundamental factors (interest coverage ratios, profitability, return on capital etc.) to screen a potential investment universe for attractive individual securities. Grizzle and Cambria also conduct fundamental analysis, which includes looking at industry specific metrics, the quality of management, industry structure, and company financials. Grizzle uses both its quantitative screening process, and the results of the fundamental analyses, to select securities for the Fund’s portfolio.

Each Fund’s portfolio is expected to consist of 30 to 60 equity securities, and may be comprised of common stock and depositary receipts of U.S. and foreign issuers of any market capitalization. Each Fund’s exposure to foreign issuers may include issuers in both developed and emerging market countries. Emerging market countries are those countries with low- to middle-income economies as classified by the World Bank or included in any of the Morgan Stanley Capital International (“MSCI”) emerging markets indices. In addition, Grizzle may opportunistically invest in options to both enhance a Fund’s return and seek to provide downside risk protection for specific positions in the Fund’s portfolio. Grizzle uses proprietary valuation models and analysis of historical portfolio profit and loss information to identify favorable risk-managed option trading opportunities, including use of covered calls (selling calls on stock positions in the portfolio) and selling an option and buying another to bet on the direction of a stock while capping both the downside risk (i.e., risk of loss) and upside performance (i.e., limiting participation in any gain).

While a Fund’s exposure to sectors may change over time, as of the date of this Information Statement/Prospectus, the Target Fund had significant exposure to companies in the Information Technology Sector.

Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

Temporary Defensive Positions

From time to time, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In such instances, the Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed-income securities; repurchase agreements; commercial paper; cash equivalents; and ETFs that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

Principal Investment Risks of the Target Fund and the Acquiring Fund

Except for the ETF Risks, the principal investment risks for both Funds are substantially similar and a few of the risks are described slightly differently in their respective prospectuses. In addition, one risk (Cybersecurity risk) is shown in the Acquiring Fund’s statement of additional information (SAI). Further, the Target Fund’s contains “new fund risk” disclosure, which is no longer applicable.

The following shows the risks as described in each of the Target Fund’s and the Acquiring Fund’s prospectuses. Each risk summarized below is considered a “principal risk” of investing in the Fund regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value an investors performance in the Fund:

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

Associated Risk of Investing in Sectors. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

●     Automobiles Industry. The Automobiles Industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The Automobiles Industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the Automobiles Industry, particularly those engaged in the production of electric vehicles may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the Automobiles Industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the Automobiles Industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the Automobiles Industry.

Same

●     Automobiles Industry. The Automobiles Industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The Automobiles Industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the Automobiles Industry, particularly those engaged in the production of electric vehicles may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Autonomous & Electric Vehicle companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology.

Autonomous and electric vehicle companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. Companies that produce the raw materials that are used in electric vehicles may be concentrated in certain commodities, and therefore be exposed to the price fluctuations of those commodities. In addition, autonomous vehicle technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Autonomous and electric vehicle companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. and electric vehicle companies rely on artificial intelligence and big data technologies for the development of their platforms and, as a result, could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

●     Cannabis Sector.

o     United States Regulatory Risks of the Cannabis Sector. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalize its use for medicinal and recreational purposes. Actions by federal agencies, such as increased enforcement of current federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (the “DOJ”), could produce a chilling effect on the Cannabis Sector’s growth and discourage banks from expanding their services to cannabis companies where such services are currently limited. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments and even its ability to pursue its stated investment objective. The conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis companies.

Because marijuana is a Schedule I controlled substance under the Controlled Substances Act (the “CSA”), meaning that it has a high potential for abuse, there is currently no “accepted medical use” for it in the United States, and it lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States. Few drug products containing cannabis or cannabis extracts have been approved for use by the Federal Drug Administration (the “FDA”) or obtained registrations for commercial production from the U.S. Drug Enforcement Agency (the “DEA”), and there is no guarantee that such products will ever be legally produced or sold in the United States. Cannabis companies in the United States that engage in research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. Failure to obtain the necessary registrations or to comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the Fund invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis companies.

Same

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

o     Non-U.S. Regulatory Risks of the Cannabis Industry. Laws and regulations related to the possession, use (medical and recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis companies if such companies are operating legally in the relevant jurisdiction. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

o    Operational Risks of the Cannabis Sector. Companies involved in the Cannabis Sector face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Because the cultivation, possession, and distribution of cannabis is in all circumstances illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

●     Communications Services Sector. Companies in the Communications Services Sector are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the Communications Services Sector also can be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete. Media content creation carries risks of changing consumer tastes and running afoul of FCC content guidelines, which could result in large fines or the loss of regulatory licenses. Media companies collect significant amounts of personal consumer data and are at risk of data breaches and fines for the unauthorized and unplanned public release of sensitive consumer data.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

●     Energy Sector. The Energy Sector is comprised of energy, industrial, infrastructure, and logistics companies, and, therefore, the Fund is susceptible to the adverse economic, environmental, business, regulatory, or other occurrences affecting the Energy Sector. The Energy Sector has historically experienced substantial price volatility. At times, the performance of companies within the Energy Sector may lag the performance of companies operating within other sectors or the market as a whole. Companies operating in the Energy Sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas, or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing, or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, companies within the Energy Sector are subject to substantial government regulation and oversight and changes in the regulatory environment for energy companies may adversely impact their profitability and thus, the Fund’s performance. Over time, depletion of natural gas reserves and other energy reserves also may affect the profitability of energy companies.

●     Financial Services Sector. The Financial Services Sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. The Financial Services Sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

●     Food Sector. The Food Sector is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, agricultural commodity prices, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

●     Gambling and Gaming Sector. The Gambling and Gaming Sector is characterized by an increasingly high degree of competition among a large number of participants including from participants performing illegal activities or unregulated companies. Expansion of gambling and gaming in other jurisdictions (both regulated and unregulated) could increase competition with traditional gambling and gaming companies, which could have an adverse impact on their financial condition, operations and cash flows. In a broader sense, companies operating in the Gambling and Gaming Sector face competition from all manner of leisure and entertainment activities, including shopping, athletic events, television and movies, concerts and travel. In addition, established jurisdictions could award additional licenses or permit the expansion or relocation of existing gambling and gaming companies. These companies operating in the Gambling and Gaming Sector also may be subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. In addition to the costs of complying with such constraints, the unintended disclosure of confidential information, whether because of an error or a cybersecurity event, could adversely affect the reputation, profitability and value of companies within the Gambling and Gaming Sector.

●     Healthcare Sector. Companies in the Healthcare Sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the FDA or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the Healthcare Sector also are dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

●     Industrials Sector. Companies in the Industrials Sector can be significantly affected by supply and demand for specific products or services and for Industrials Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

●     Information Technology Sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

●     Materials Sector. Companies in the Materials Sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

●      Media and Entertainment Sector. Media and entertainment companies, including companies engaged in the design, production or distribution of goods or services for the media and entertainment industries (including video game publishing, creating interactive worlds and e-sports) may become obsolete quickly. Media and entertainment companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media and entertainment company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, competitive pressures and government regulation can significantly affect and entertainment companies.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

●     Psychedelics Sector. Psychedelics companies are subject to various laws and regulations that may differ at the state/local and federal levels. These laws and regulations may significantly affect a psychedelics company’s ability to secure financing, impact the market for psychedelics business sales and services, and set limitations on psychedelics use, production, transportation, and storage. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies, and such actions may be subject to lengthy delays, and may require length and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments. In addition, psychedelics companies are subject to the risks associated with the biotechnology and pharmaceutical industries.

In Canada, certain psychedelic drugs, including psilocybin, are classified as Schedule III drugs under the Controlled Drugs and Substances Act (the “CDSA”) and, as such, medical and recreational use is illegal under Canadian federal law. In the United States, most psychedelic drugs, including psilocybin, are classified as Schedule I drugs under the CSA and the Controlled Substances Import and Export Act (the “CSIEA”) and, as such, medical and recreational use is illegal under the U.S. federal laws. There is no guarantee that psychedelic drugs will ever be approved as medicines in either jurisdiction.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

In the United States, DEA scheduling determinations removing a substance from Schedule I are dependent on FDA approval of a substance or a specific formulation of a substance for a therapeutic or medicinal use. Unless and until psilocybin, psilocin, or other psychedelics-based products receive FDA approval, such products are prohibited from sale, which limits the growth opportunities for certain portfolio companies of the Fund. Even if approved by the FDA, the manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use of such products will continue to be subject to a significant degree of regulation by the DEA. There can be no guarantee that such approvals or administrative actions will happen or be favorable for psychedelics companies. Such actions may be subject to lengthy delays and may require lengthy and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy and carry reputational risk. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. Psychedelics companies also are subject to the risks associated with the Biotechnology and Pharmaceutical Industries. In addition, because certain psychedelic drugs, including psilocybin, are a Schedule I controlled substance, Section 280E of the Internal Revenue Code applies by its terms to the purchase and sale of such psychedelic drugs and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of psychedelic drug-related companies. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments.

Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., prime brokerage or securities lending arrangement or derivatives transaction) will be unable or unwilling to perform its contractual obligation to the Fund. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Depositary Receipt Risk. Depositary receipts, including American Depositary Receipts (“ADRs”), involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund’s NAV per share. If the Adviser is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●     Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio, and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of the underlying securities. Selling call options reduces the Fund’s ability to profit from increases in the value of the Fund’s equity portfolio and purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

ETF Risks. The Fund is an ETF, and, as a result of this structure, is exposed directly or indirectly to the following risks:

◦ Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

◦ Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ETF Risks.

●   Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

◦ Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs.

◦ Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

●    Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●   Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

●    Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure
Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Emerging Markets Risk. The Fund may invest in indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Foreign Securities Risk. Investments in securities of non-U.S. companies, including ADRs, involve certain risks that may not be present with investments in U.S. companies. For example, investments in securities of non-U.S. companies may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. companies also may be subject to withholding or other taxes. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

●     Canada-Specific Risk. Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Same

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. It is unknown how long circumstances related to the COVID-19 pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Note: See also “Recent Market Events Risk” below.

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Same

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure
Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that the Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results or that the Fund will achieve its investment objective. If the Sub-Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Market Capitalization Risk.

●     Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●     Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

●     Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to large- or mid-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Same

Models and Data Risk. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used to construct the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Same.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Not listed as a separate risk, but see “Market Risk” above for similar risk disclosure.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and the Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Target Fund Risk Disclosure	Acquiring Fund Risk Disclosure

Style Risk. If at any time the market is not favoring the Fund’s growth investment style, the Fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles.

Same.
Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in other ETFs (Underlying ETFs). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Fund invests will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Fund Shares, potentially resulting in financial losses to the Fund and its shareholders.

Cyber Security Risk.* Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, Custodian (defined below), Transfer Agent (defined below), intermediaries or other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

* The Acquiring Fund’s SAI (rather than its prospectus) includes cybersecurity risk disclosure.

Lastly, the Target Fund’s prospectus included “limited operating history risk” and “temporary defensive positions” disclosure. Because the Target Fund has performance history that the Acquiring Fund is assuming, the limited operating history risk disclosure is no longer applicable. Additionally, because the Fund’s ability to take a temporary defensive position is not part of the Funds’ principal investment strategies, it is not a principal risk.

Investment Restrictions of the Target Fund and the Acquiring Fund

The investment restrictions for both Funds are substantially similar but are described slightly differently. The following table reflects each Fund’s respective investment restrictions.

Target Fund	Acquiring Fund

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Target Fund. These restrictions cannot be changed with respect to the Target Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Target Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Target Fund may not:

Tidal Trust has adopted the following investment restrictions as fundamental policies with respect to the Acquiring Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The Acquiring Fund may not:

● Borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any a pplicable exemptive relief.	● Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
● Issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
● Make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	● Make loans, except to the extent permitted under the 1940 Act.
● Purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	● Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

●     Purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

● Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
● Engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.	● Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

Target Fund	Acquiring Fund
● Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, investment companies and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.	● Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

In determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, the Fund will look through to the user or use of private activity municipal bonds to determine their industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

PERFORMANCE HISTORY

For the Reorganization, the Acquiring Fund will be the surviving legal entity, and will adopt the accounting history of the Target Fund. As a result, the Acquiring Fund will assume the performance history of the Target Fund when the Reorganization closes.

The following performance information indicates some of the risks of investing in the Target Fund. The bar chart shows the Target Fund’s performance for the calendar year ended December 31. The table illustrates how the Target Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Target Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.etf.grizzle.com or by calling the Fund toll-free at 1-844-986-7676.

              Calendar Year Ended December 31

            2022

During the period of time shown in the bar chart, the Target Fund’s highest quarterly return was 1.52% for the quarter ended March 31, 2022, and the lowest quarterly return was -18.64% for the quarter ended June 30, 2022.

The performance information shown above is based on a calendar year. The Target Fund’s year-to-date period ended June 30, 2023 was 25.24%.

Average Annual Total Returns

For the Period Ended December 31, 2022

	1 Year	Since Inception (12/16/2021)
Return Before Taxes	-19.23%	-16.42%
Return After Taxes on Distributions	-19.50%	-16.69%
Return After Taxes on Distributions and Sale of Shares	-11.19%	-12.50%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	-15.77%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

MANAGEMENT OF THE FUNDS

Boards of Trustees

Overall responsibility for oversight of the Trust rests with its Board. The Board is responsible for overseeing Grizzle and other service providers in the operations of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s governing documents. The Trust currently has four Trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act. A list of the Trustees and officers of the Trust, and their present positions and principal occupations, is provided under “Management of the Trust” in the Target Fund SAI, which is incorporated by reference into this Information Statement/Prospectus.

The business and affairs of Tidal Trust are managed by its officers under the oversight of its Board of Trustees (the “Tidal Trust Board”). The Tidal Trust Board sets broad policies for Tidal Trust and may appoint Tidal Trust’s officers. The Tidal Trust Board oversees the performance of Toroso, and Tidal Trust’s other service providers. Tidal Trust currently has four Trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act. A list of the Trustees and officers of Tidal Trust, and their present positions and principal occupations, is provided under the section entitled “Management of the Trust” in Exhibit A to the Information Statement/Prospectus.

Investment Advisers/Sub-Advisers

Grizzle Investment Management LLC, located at 573 Coldstream Drive, Berwyn, Pennsylvania 19312, is an investment adviser registered with the SEC and serves as the investment adviser to the Target Fund. Grizzle administers the affairs of the Target Fund, subject to the oversight of the Trust’s Board of Trustees. The Trust, on behalf of the Fund, and the Adviser have retained Exchange Traded Concepts, LLC, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to serve as sub-adviser for the Target Fund. As of June 30, 2023, Grizzle had assets under management of over $1.2 million.

Toroso Investments, LLC, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an investment adviser registered with the SEC and serves as the investment adviser to the Acquiring Fund. Toroso will provide oversight of the sub-advisers and review each sub-adviser’s performance and compliance programs. As part of its oversight, Toroso will make recommendations with respect to the hiring, termination and/or replacement of sub-advisers. Toroso will also be responsible for trading portfolio securities for the Acquiring Fund, including selecting broker-dealers to execute purchase and sale transactions. Toroso will also arrange for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Acquiring Fund to operate. Toroso will assume the portfolio trading services previously provided by ETC with respect to the Target Fund. As of May 31, 2023, Toroso had assets under management of approximately $6.3 billion.

Grizzle also serves as an investment sub-adviser to the Acquiring Fund. Grizzle will be responsible for responsible for the day-to-day management of the Acquiring Fund, including the selection of securities to be held by the Acquiring Fund.

Cambria Investment Management, L.P., 3300 Highland Avenue, Manhattan Beach, California 90266 will be responsible for providing Grizzle with investment research for the Acquiring Fund. As of May 31, 2023, Cambria had assets under management of over $1.7 billion.

Portfolio Managers

The below individuals are jointly and primarily responsible for day-to-day management of each of the Target Fund’s and Acquiring Fund’s portfolio.

Thomas George co-founded Grizzle in 2021, and he has served as a portfolio manager of the Target Fund since its inception in December 2021. He began his career in 2002 at TD Asset Management. During his time at TD Asset Management, he held various roles, including Head of Resource Investments, Head of ESG Research and Investing and Portfolio Manager of the TD Resource Fund, TD Energy Fund, TD Precious Metals Fund, TD Sustainability Fund and TD PIC North American SRI Fund. Mr. George graduated from The University of Waterloo in 2002 with an Honors Bachelors in Environmental Engineering. He is a CFA Charterholder.

Scott Willis co-founded Grizzle in 2021, and he has served as a portfolio manager of the Target Fund since its inception in December 2021. He began his career at BNY Mellon, managing portfolios for ultra-high net worth individuals. Mr. Willis later joined Credit Suisse, where he was an analyst covering the energy sector with a focus on exploration and production, refining and oilfield services. He later joined TD Asset Management, where he was a fixed income analyst covering the energy, industrials and transportation sectors. Mr. Willis graduated from Bucknell University in 2006 with a degree in Economics. He is a CFA Charterholder.

CFA® is a registered trademark owned by the CFA Institute.

The SAI for the Target Fund and Acquiring Fund provides additional information about each Portfolio Manager’s compensation structure, other accounts that the Portfolio Manager manages and the Portfolio Manager’s ownership of Shares.

DISTRIBUTOR

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for both the Target Fund and the Acquiring Fund (the “Distributor”). The Distributor is a broker-dealer registered with the SEC. There are no material differences in the Distributor’s services to the Acquiring Fund versus the Target Fund.

For the Target Fund, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of the Fund’s shares is continuous.

For the Acquiring Fund, the Distributor distributes Creation Units on an agency basis and does not maintain a secondary market in Shares.

For both Funds, the applicable Board adopted a 12b-1 Plan. In accordance with the 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

However, no Rule 12b-1 fees are currently paid by the Target Fund or Acquiring Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of either Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

INFORMATION ABOUT THE REORGANIZATION

Investment Advisory Fees

Pursuant to an advisory agreement between the Trust, on behalf of the Target Fund, and Grizzle (the “Grizzle Advisory Agreement”), the Target Fund pays Grizzle a unitary management fee for the services and facilities it provides payable on a monthly basis at an annual rate of 0.75% of the Target Fund’s average daily net assets.

Out of the unitary management fee, Grizzle pays substantially all of the expenses of the Target Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services and the independent trustees’ compensation, but excluding the fee paid to Grizzle pursuant to the Grizzle Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment advisory agreement between Tidal Trust, on behalf of the Acquiring Fund, and Toroso (the “Tidal Trust Advisory Agreement”), the Acquiring Fund pays Toroso a unitary management fee based on its average daily net assets for the services and facilities it provides payable at the annual rate of 0.75% of the Acquiring Fund’s average daily net assets. Toroso will pay, or require a sub-adviser to pay, all of the expenses incurred by the Acquiring Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

The exclusions from the expenses for which each adviser is responsible for paying are noted above, which are substantially similar.

A discussion regarding the basis for the Trust Board’s approval of the Grizzle Advisory Agreement with respect to the Target Fund is available in the Target Fund’s Semi-Annual Report to shareholders for the period ended January 31, 2022. A discussion regarding the basis for Tidal Trust’s approval of the Tidal Trust Advisory Agreement with respect to the Acquiring Fund will be available in the Acquiring Fund’s semi-annual report to shareholders for the period ended January 31, 2024.

Other Service Providers

The following table identifies the principal service providers for the Target Fund and the expected service providers for the Acquiring Fund:

Service Provider	Target Fund	Acquiring Fund
Administrator	U.S. Bancorp Fund Services, LLC	Tidal ETF Services LLC
Sub-Administrator	None	U.S. Bancorp Fund Services, LLC
Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	Same
Transfer Agent	U.S. Bancorp Fund Services, LLC	Same
Custodian	U.S. Bank National Association	Same
Distributor and Principal Underwriter	Foreside Fund Services, LLC	Same
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Same
Legal Counsel	Morgan, Lewis & Bockius LLP	Sullivan & Worcester LLP

Purchase and Redemption of Shares in Creation Units

Each Fund issues and redeems shares at NAV only in a large, specified number of shares called a “Creation Unit” or multiples thereof. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem shares directly from the Funds.

Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares can be bought or sold through an investor’s broker throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a broker, the investor will incur customary brokerage commissions and charges, and may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which an investor buys or sells shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by the broker, there is no minimum dollar amount that shareholders must invest in the Funds and no minimum number of shares that shareholders must buy. Shares of the Target Fund are listed on NYSE Arca, and shares of the Acquiring Fund following the Reorganization will be listed for trading on NYSE Arca under the ticker symbol DRPA.

For a discussion of how the Target Fund’s shares may be purchased and redeemed, as applicable, see “Purchase and Sale of Shares” and “How to Buy and Sell Shares” in the Target Fund Prospectus incorporated by reference herein. For a discussion of how the Acquiring Fund’s shares may be purchased, exchanged, and redeemed, as applicable, see “How to Buy and Sell Shares” in Appendix C attached to this Information Statement/Prospectus.

Tax Information

Distributions shareholders receive from a Fund are generally taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to shareholders at long-term capital gain rates to the extent reported by a Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to a shareholder if he/she/it is investing through a tax-advantaged retirement plan account or is a tax-exempt investor, although he/she/it may be taxed on withdrawals from his/her/its tax-advantaged account.

BOARD CONSIDERATIONS

The Board considered the Reorganization at a meeting held on June 7, 2023. Based upon the recommendation of Grizzle, the Board evaluated the terms of the Plan, each Fund’s investment objective and strategies, the expenses relating to the Reorganization, each Fund’s fees and expenses (including the total annual fund operating expense ratio and the Rule 12b-1 fee that has been approved by the Board of Tidal Trust but has not commenced payments), the distribution capabilities of the Acquiring Fund’s distributor, the experience and expertise of the Acquiring Fund’s investment adviser, federal income tax consequences of the Reorganization, and possible alternatives to the Reorganization. The Board, including all of the Trustees who are not “interested persons” of the Trust under the 1940 Act, determined that the Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization, and approved the Reorganization and the Plan subject to shareholder approval.

Grizzle noted that the Acquiring Fund’s advisory structure would enable Grizzle to fully focus on day-to-day portfolio management. In addition, Grizzle noted the Acquiring Fund would benefit from Toroso’s securities trading experience and its ETF product, administration and distribution support resources. Further, Grizzle highlighted Cambria’s research capabilities and historical knowledge of the ETF industry, which would enhance Grizzle’s portfolio management capabilities.

The Board considered the following factors, among others, in its evaluation of the Reorganization:

The Terms and Conditions of the Reorganization. The Board considered the terms of the Plan and, in particular, that the transfer of the assets of the Target Fund will be in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund. The Board also took note of the fact that no commission or other transactional fees would be imposed on the Target Fund’s shareholders in connection with the Reorganization. In addition, the Board noted that pursuant to the Plan, each Target Fund shareholder’s account will be credited with the number of Acquiring Fund shares equal to the aggregate NAV of the Target Fund shares that each shareholder holds immediately prior to the Reorganization. The Board also noted that the value of the Target Fund’s assets to be acquired and the amount of its liabilities to be assumed by the Acquiring Fund and the NAV of a share of the Target Fund will be determined in accordance with the valuation methodologies described in the Target Fund Prospectus and SAI, as may be supplemented. As a result, the Board noted that the interests of Target Fund shareholders would not be diluted as a result of the Reorganization. The Board also noted that the Reorganization would be submitted to a majority of the Target Fund’s shareholders for consent.

Identical Investment Objective and Investment Strategies. The Board considered that the investment objective and investment strategies of the Acquiring Fund are identical to those of the Target Fund, and that Toroso and Grizzle will manage the Acquiring Fund as the successor to the Target Fund. The Board also noted that the principal investment risks and fundamental restrictions are substantially similar.

Portfolio Managers. The Board considered that the portfolio managers who are responsible for the day-to-day management of the Target Fund as employees of Grizzle, the Target Fund’s investment adviser, will continue to be responsible for day-to-day management of the Acquiring Fund as employees of Grizzle, one of the Acquiring Fund’s sub-advisers.

Expenses Relating to Reorganization. The Board considered that neither the Target Fund nor the Target Fund shareholders will incur any expenses in connection with the Reorganization. All expenses relating to the proposed Reorganization, which are estimated to be $124,000, whether or not consummated, will be borne by Toroso, Grizzle, and Cambria, including expenses related to preparing and filing the registration statement that includes this Information Statement/Prospectus, and the cost of copying, printing, and mailing the Information Statement/Prospectus, and any legal fees incurred to facilitate the transaction. Expenses incurred in connection with the Reorganization will be borne by Toroso, Grizzle, and Cambria (as described above).

Relative Expense Ratios. The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in “Summary Comparison of the Funds—Fees and Expenses” section above), which indicated that the estimated total annual fund operating expense ratio for the shares of the Acquiring Fund are expected to be the same as those of the Target Fund. The Board also noted that the unitary management fee level is the same (0.75%) for both the Target Fund and the Acquiring Fund.

Service Providers. The Board considered the types of services expected to be provided to the Acquiring Fund by the service providers retained by Tidal Trust. The Board noted that most of the services providers retained by Tidal Trust were the same as the service providers retained by the Trust.

Distribution; Distribution and Service Fees. The Board noted that the Target Fund’s distributor, Foreside Fund Services LLC (“Foreside”), would remain unchanged. The Board also noted Foreside’s commitment to distribute the shares of the Acquiring Fund. The Board further considered that, like the Target Fund, the Acquiring Fund has adopted a 12b-1 Plan under which the Fund may bear a 12b-1 fee up to 0.25% annually of the Fund’s average daily net assets, and the Tidal Trust Board has not currently approved any payments under the 12b-1 Plan. The Board further noted that the Tidal Trust Board will consider the approval of any future commencement of payments under the 12b-1 Plan.

The Experience and Expertise of the Investment Adviser. The Board considered that Toroso is investment adviser that managed 97 ETFs with over $6.2 billion in assets under management as of March 31, 2023, and that its key personnel have significant experience providing investment advisory services to ETFs. In addition, the Board considered that Toroso is well known for their securities trading capabilities. Further, the Board considered that Toroso’s back-office processes have been continually enhanced.

The Experience and Expertise of the Additional Investment Sub-Adviser. The Board considered that Cambria is an independent, privately owned investment advisory firm focused on quantitative asset management and alternative investments. Cambria’s mission is to preserve and grow capital by producing above-average absolute returns with low correlation to traditional assets and manageable risk. Its investment portfolios span from conservative low volatility to aggressive high volatility market products. Cambria has strong research capabilities and historical knowledge of the ETF industry.

Federal Income Tax Consequences. The Board considered that the Reorganization is expected to qualify as a reorganization for federal income tax purposes and that shareholders of the Target Fund are not expected to recognize any gain or loss upon receipt of shares of the Acquiring Fund in the Reorganization.

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses. As of July 31, 2022 the Target Fund had capital loss carry forwards of $71,117. The amount of the Target Fund’s capital loss carryovers as of the date of the Reorganization may differ substantially from this amount. The Acquiring Fund’s ability to use the capital loss carryovers of the Target Fund, if any, to offset gains of the Acquiring Fund, if any, in a given tax year after the Reorganization may be limited by loss limitation rules under Federal tax law and depends on various other factors, including the future realization of capital gains or losses.

Other Alternatives. The Board considered alternatives to the Reorganization that were identified by Grizzle and the officers of the Trust and discussed with counsel. Among other factors, the Board considered that Grizzle contemplated that it might recommend the liquidation of the Target Fund if the Reorganization is either not a viable option or not successful. After considering the merits and viability of these other alternatives, the Board agreed with the assessment that the possible alternatives were less desirable than the Reorganization.

Based on the foregoing, the Board determined that the Reorganization as proposed by Grizzle is the best alternative for the Target Fund at this time and is in the best interests of the Target Fund and its shareholders. The Board approved the Reorganization, subject to approval by shareholders of the Target Fund. These determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

KEY INFORMATION ABOUT THE PROPOSED REORGANIZATION

The Majority Shareholders of the Target Fund are being asked to consent to the Plan, which sets forth the terms and conditions under which the Reorganization will be implemented. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached to this Information Statement/Prospectus as Appendix A.

The Plan

The Plan provides for the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and the Acquiring Fund’s assumption of all of the Target Fund’s liabilities, if any, as of the closing date of the Reorganization. The aggregate NAV of the Acquiring Fund shares issued in the exchange will equal the aggregate NAV of the Target Fund at the Closing (as defined in the Plan). Immediately after the transfer of the Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the Acquiring Fund shares pro rata to its shareholders by Tidal Trust’s transfer agent establishing accounts on the Acquiring Fund’s share records in the names of those shareholders and transferring those shares of the Acquiring Fund to those accounts in redemption of the Target Fund shares and in complete liquidation of the Target Fund. The outstanding shares of the Target Fund will then be canceled. As a result of the Reorganization, each shareholder of the Target Fund will receive the number of shares of the Acquiring Fund with an aggregate NAV equal to his or her holdings in the Target Fund immediately before the Reorganization. Shares will be held in book entry form only.

The value of the Target Fund’s assets to be acquired and the liabilities to be assumed, if any, by the Acquiring Fund and the NAV per share of the Target Fund will be determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the Reorganization. The NAV per share amount will be determined in accordance with the valuation methodologies approved by the Board and described in the Target Fund Prospectus and SAI, as may be amended and supplemented. There are no valuation differences between the registrants that would cause an adjustment on the merger date. Toroso, Grizzle, and Cambria will bear all expenses relating to the Reorganization, including expenses related to the preparing and filing the registration statement that includes this Information Statement/Prospectus, and the cost of copying, printing, and mailing materials.

The Reorganization is subject to a number of conditions, including the consent to the Plan by the Majority Shareholders of the Target Fund and the receipt of a legal opinion from Sullivan, as counsel to Tidal Trust in connection with the Reorganization, with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganization,” below). Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be on or about the close of business on August 25, 2023, or another date agreed to by the Trust and Tidal Trust in writing. The Plan may be amended or terminated and the Reorganization abandoned at any time by mutual consent of the Trust, on behalf of the Target Fund, and Tidal Trust, on behalf of the Acquiring Fund.

Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the U.S. Internal Revenue Code of 1986 as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of beneficial interest of the Target Fund as capital assets for federal income tax purposes. Shareholders who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganization and of an investment in the shares of the Acquiring Fund. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, shareholders should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the proposed Reorganization.

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses. As of July 31, 2022 the Target Fund had capital loss carry forwards of $71,117. The amount of the Target Fund’s capital loss carryovers as of the date of the Reorganization may differ substantially from this amount. The Acquiring Fund’s ability to use the capital loss carryovers of the Target Fund, if any, to offset gains of the Acquiring Fund, if any, in a given tax year after the Reorganization may be limited by loss limitation rules under Federal tax law and depends on various other factors, including the future realization of capital gains or losses.

The Reorganization is intended to qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code. As a condition to the Reorganization, the Target Fund and the Acquiring Fund have requested an opinion of Sullivan substantially to the effect that with respect to the Reorganization, based on certain assumptions, facts, the terms of the Plan and representations set forth in the Plan or otherwise provided by the Target Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(1)  The transfer of the assets by the Target Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund in exchange for Acquiring Fund shares and the distribution of the Acquiring Fund shares to the shareholders of the Target Fund as provided in the Plan will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and with respect to such “reorganization,” the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)  In accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon:

(A)	the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund; or

(B)	the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation.

(3)       In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund.

(4)  In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares of the Target Fund for the Acquiring Fund shares.

(5)  In accordance with Section 358(a)(1) of the Code, the aggregate tax basis of the Acquiring Fund shares the Target Fund shareholders receive in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor.

(6)  In accordance with Section 362(a) of the Code, the tax basis in the hands of the Acquiring Fund of the assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer.

(7)  In accordance with Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Target Fund.

(8)  In accordance with Section 1223(1) of the Code, the holding period for the Acquiring Fund shares each of the Target Fund shareholders receives in the Reorganization will include the period for which the shareholder held the Target Fund shares exchanged therefor, provided that the shareholder held such Target Fund shares as capital assets on the date of the exchange.

(9)  The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder. Under Section 381 of the Code, its taxable year will not end on the Closing Date and the part of the taxable year before the Reorganization and the part of the taxable year after the Reorganization will constitute a single taxable year. Under Revenue Ruling 73-526, 1973-2 C.B. 404, the Acquiring Fund will assume the Target Fund’s taxpayer identification number.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any shareholder of the Target Fund with respect to any (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognize upon the transfer of an asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local, or foreign tax issues of any kind.

An opinion of counsel is not binding on the IRS or the courts and neither the Target Fund nor the Acquiring Fund has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

Description of the Acquiring Fund’s Shares

Shares of the Acquiring Fund issued to the shareholders of the Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid, and non-assessable when issued in accordance with the Plan and will be transferable without restriction and will have no preemptive or conversion rights.

Capitalization

The capitalization of the Target Fund as of July 12, 2023, and the Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganization, are as follows:

(unaudited)	Target Fund Shares	Pro forma Acquiring Fund Shares
Net Assets	$1,283,000	$1,283,000
Shares Outstanding	50,000	50,000
Net Asset Value per Share	$25.66	$25.66

Shareholder Information

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a fund or acknowledges the existence of control.

Because the Acquiring Fund did not commence operations prior to the date of this SAI, the Trustees and Officers of the Tidal Trust as a group did not own any shares of the Acquiring Fund.

As of July 12, 2023, the Target Fund’s shareholders of record and/or beneficial owners (to the Target Fund’s knowledge) who owned 5% or more of the Target Fund’s shares are set forth below:

Name and Address	Shares Owned	Percentage Held	Type of Ownership
Goldman Sachs & Co. LLC 200 West Street New York, NY 10282-2198	17,636	35.27%	Record
TD Waterhouse Canada Inc./CDS 95 Wellington Street West 4th Floor Toronto ON M5J 2N7	10,522	21.04%	Record
Charles Schwab & Co., Inc. 3000 Schwab Way Westlake, TX 76262-8104	5,774	11.55%	Record
National Financial Services, Inc. 200 Liberty Street New York, NY 10281	4,992	9.98%	Record
Scotia Capital Inc./CDS 40 Temperance Street 5th Floor Toronto ON M5H 0B4	3,618	7.24%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	2,855	5.71%	Record

Persons or entities that own 25% or more of the outstanding shares of beneficial interest of the Target Fund as of July 12, 2023, may be presumed to “control” the Fund under the 1940 Act. An entity or person that “controls” the Target Fund could have effective voting control over the Target Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Target Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

As of July 12, 2023, the officers and Trustees of Listed Funds Trust did not own shares of the Target Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

For a general discussion of the operation and organization of the Target Fund, see “General Information About the Trust” in the Target Fund SAI, which is incorporated by reference herein. For a general discussion of the operation and organization of the Acquiring Fund, see “General Information About the Trust” in Exhibit A attached to this Information Statement/Prospectus.

Rights of the Funds’ Shareholders

The Trust is not required to hold annual meetings of shareholders. Each Target Fund share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act. Target Fund shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. For a description of other significant attributes of shares of the Target Fund see “Description of Shares” in the Target Fund SAI , which is incorporated by reference herein.

The Trust is not required to hold annual meetings of shareholders. Each Target Fund share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act. Target Fund shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. For a description of other significant attributes of shares of the Target Fund see “Description of Shares” in the Target Fund SAI, which is incorporated by reference herein.

Pricing of Fund Shares

For information on how the NAV per share of each Fund is calculated, see “Determination of Net Asset Value” in the Target Fund Prospectus, which is incorporated by reference herein, and “HOW to BUY and SELL SHARES” in Appendix C attached to this Information Statement/Prospectus.

Dividends, Other Distributions, and Taxes

The Target Fund and the Acquiring Fund each intend to pay out dividends annually, if any, and distribute any net realized capital gains to their applicable shareholders at least annually. A portion of the distributions made by a Fund may be treated as return of capital for federal income tax purposes. One or more additional distributions may be made generally in December or after a Fund’s fiscal year-end to comply with applicable law. Each Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional Fund shares only if the broker through whom you purchased Fund shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For a discussion of the Target Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in the Target Fund Prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in Appendix D attached to this Information Statement/Prospectus.

Disclosure of Portfolio Holdings and Premium/Discount Information

For a description of the Target Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Portfolio Holdings Information” and “Premium/Discount Information” in the Target Fund Prospectus  and “Portfolio Holdings Disclosure Policies and Procedures” in the Target Fund SAI, which are incorporated by reference herein.

For a description of the Acquiring Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Premium/Discount Information” in Exhibit A attached to this Information Statement/Prospectus, and “Portfolio Holdings Disclosure Policies and Procedures” in Exhibit A attached to this Information Statement/Prospectus.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions of rules under the 1940 Act, including that such investment companies enter into an agreement with the Funds.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If shareholders purchase shares through a broker-dealer or other financial intermediary, a Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS SUMMARY

The fiscal year end of the Target Fund and the Acquiring Fund is July 31. The financial highlights for the Target Fund are included in Appendix B, and have been derived from financial statements audited by Cohen & Company, Ltd., except for information provided for the six months ended January 31, 2023, which is unaudited.

The financial highlights of the Target Fund are also contained in: (i) the Annual Report to shareholders of the Target Fund for the fiscal period ended July 31, 2022, which have been audited by Cohen & Company, Ltd, the registered independent public accounting firm for the Target Fund and the Acquiring Fund; and (ii) the Semi-Annual Report to shareholders of the Target Fund for the six months ended January 31, 2023, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Target Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, and are incorporated by reference into this Information Statement/Prospectus.

As of the date of this Information Statement/Prospectus, the Acquiring Fund has not commenced operations and has no financial highlights. The Acquiring Fund will assume the accounting history of the Target Fund at the closing of the Reorganization.

By order of the Board of Trustees,

Gregory C. Bakken
President, Listed Funds Trust

APPENDIX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [ ] day of [ ], 2023 by and among (i) Listed Funds Trust (“the Trust”), on behalf of its series, the Grizzle Growth ETF (the “Target Fund”), (ii) Tidal Trust II (“Tidal Trust”), on behalf of its series, the Grizzle Growth ETF (the “Acquiring Fund”), and (iii) solely for the purposes of Section 9.1 of this Agreement, (a) Toroso Investments, LLC, the investment adviser to the Acquiring Fund, (b) Grizzle Investment Management LLC, the investment adviser to the Target Fund and investment sub-adviser to the Acquiring Fund, and (c) Cambria Asset Management, investment sub-adviser to the Acquiring Fund.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund to enter into a transaction pursuant to which: (i) the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (a) the Acquiring Fund’s assumption of all of the Target Fund’s liabilities as described herein, and (b) shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute the shares of the Acquiring Fund, pro rata, to shareholders of the Target Fund, in connection with the liquidation and termination of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (such transaction, the “Reorganization”);

WHEREAS, the Target Fund and the Acquiring Fund are open-end, registered investment companies of the management type;

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, each of the Target Fund’s and Acquiring Fund’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) of either Fund, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Target Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.       DESCRIPTION OF THE REORGANIZATION

1.1. Plan of Reorganization

(a)       Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer to the Acquiring Fund all of the Target Fund’s assets as set forth in Section 1.1(b), and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Target Fund that number of Acquiring Fund shares (“Acquiring Fund Shares”) determined by dividing (A) the value of the Target Fund’s assets net of any liabilities assumed by the Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(a), by (B) the net asset value of one share of the Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(b); and (ii) to assume all of the liabilities of the Target Fund (whether or not reflected in the Closing Statement of Assets and Liabilities defined in Section 1.1(b)). Acquiring Fund Shares shall be delivered to the Target Fund in Creation Unit aggregations only, meaning, for purposes of the Reorganization only, specified blocks of 10,000 Acquiring Fund Shares (each a “Creation Unit Aggregation”). The Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.

The Target Fund will distribute the Acquiring Fund Shares received by the Target Fund pro rata to the Target Fund’s shareholders of record determined as of the Closing (as defined in this Section 1.1(a)) (the “Target Fund Shareholders”). All Acquiring Fund Shares delivered to the Target Fund shall be delivered at net asset value without a sales load, commission, transaction fee or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

(b)       The assets of the Target Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, claims (whether absolute, contingent, known or unknown, accrued or unaccrued, and including, without limitation, any interest in pending or future legal claims in connection with past or present holdings, whether in the form of class action claims, opt-out, or other direct litigation claims or regulator or government established investor recovery funds claims and any and all resulting recoveries), dividends or interest or other receivables that are owned by the Target Fund, copies of all books and records of the Target Fund on the Closing Date, and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities (whether absolute, contingent, known or unknown, accrued or unaccrued) of the Target Fund prepared as of the effective time of the Closing (the “Closing Statement of Assets and Liabilities”) in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of the Target Fund’s most recent audited statement of assets and liabilities, if any. The Assets of the Target Fund shall be delivered free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c)       Any regulatory reporting responsibility of the Target Fund, including the responsibility for filing regulatory reports, and other documents, is and shall remain the responsibility of the Target Fund up to and including the Closing Date, as defined in Section 3.1, and such later date on which the Target Fund is terminated.

(d)       Immediately after the transfer of Assets provided for in Section 1.1(a), the Target Fund will distribute to the Target Fund Shareholders determined as of the Closing, on a pro rata basis, the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1(a) and will completely liquidate, dissolve and terminate. The distribution, liquidation, dissolution and termination referenced in this Section 1.1(d) will be accomplished with respect to the shares of beneficial interest of the Target Fund (“Target Fund Shares”) by the transfer of the Acquiring Fund Shares received by the Target Fund then credited to the account of the Target Fund on the books of the Acquiring Fund in the names of the Target Fund Shareholders.

(e)       Prior to the Closing, the Acquiring Fund will issue one share of beneficial interest of the Acquiring Fund (the “Initial Share”) to Toroso Investments, LLC or one of its affiliates (the “Sole Shareholder”) in exchange for a nominal amount for the sole purpose of allowing the Sole Shareholder to approve certain matters to facilitate the organization of the Acquiring Fund. Prior to the Closing, the Initial Share will be redeemed and cancelled by the Acquiring Fund in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share.

2.         VALUATION

2.1.      With respect to the Reorganization:

(a)       The value of the Assets and the liabilities of the Target Fund shall be computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date, as defined in Section 3.1 (the “Valuation Date”), using the valuation procedures approved by the Board of Trustees of the Trust.

(b)       The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Date, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

3.         CLOSING AND CLOSING DATE

3.1. The Closing of the transactions contemplated by this Agreement shall be at [ ] a.m. Eastern time on [August 25], 2023, or such other date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE, on the Closing Date, unless otherwise agreed to by the parties in writing.

3.2.      With respect to the Reorganization:

(a)       The Target Fund shall cause U.S. Bank National Association, the custodian for the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund, immediately prior to the Closing. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Target Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date (unless the custodian for the Target Fund is also the custodian for the Acquiring Fund) and transferred and delivered by the Target Fund as of the Closing for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Target Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Target Fund shall be delivered by wire transfer of federal funds as of the Closing (or such other suitable means if the custodian for the Target Fund is also the custodian for the Acquiring Fund). If the Target Fund is unable to make such delivery as of the Closing in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by the Closing, delivered to the Acquiring Fund or the Acquiring Fund’s custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund’s custodian, such as brokers’ confirmation slips.

(b)       The Target Fund shall cause U.S. Bancorp Fund Services, LLC, the transfer agent for the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund Shares owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certifications, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transaction contemplated by the Agreement. The cash to be transferred by the Acquiring Fund shall be delivered by wire transfer of federal funds as of the Closing.

(c)       In the event that immediately prior to the Valuation Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of either party to this Agreement, accurate appraisal of the value of the Target Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of itself or, where applicable, the Target Fund, represents and warrants to Tidal Trust and the Acquiring Fund as follows:

(a)       the Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Agreement and Declaration of Trust of the Trust to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of the shareholders of the Target Fund, to carry out the Agreement. The Target Fund is a separate series of the Trust duly designated in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust;

(b)       the Trust is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of the Trust, threatened;

(c)       No consent, approval, authorization, or order of any court, Governmental Authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Trust of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities laws;

(d)       The Target Fund is not, and the execution, delivery and performance of this Agreement by the Target Fund will not result (i) in a material violation of the Trust’s Agreement and Declaration of Trust or Amended and Restated By-laws, (ii) in a material violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund;

(e)       Except as otherwise disclosed to and accepted, in writing by or on behalf of the Acquiring Fund, all material contracts or other commitments (other than this Agreement), including without limitation the contracts set forth in Schedule 7.1(h), will be terminated with respect to the Target Fund at or prior to the Closing without liability to the Target Fund and such termination shall not result in the acceleration of any obligations of the Target Fund on or prior to the Closing.

(f)       The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(g)       The Target Fund is in compliance in all material respects with, and since its inception on December 16, 2021 through the date of this Agreement has been in compliance in all materials respects with, the investment policies and restrictions set forth in the Target Fund’s then applicable prospectus and statement of additional information;

(h)       To the best of the Trust’s and the Target Fund’s knowledge, the Target Fund is in compliance in all material respects with, and since its inception on December 16, 2021 through the date of this Agreement has been in compliance in all materials respects with, the applicable requirements of the 1933 Act, 1934 Act, and the 1940 Act and all rules and regulations under each of the foregoing, and state securities laws and regulations;

(i)       [Reserved]

(j)       The Target Fund is in compliance in all material respects with, and since its inception on December 16, 2021 through the date of this Agreement has been in compliance in all materials respects with, its policies and procedures adopted pursuant to Rule 38a-1 under the 1940 Act, and during the twelve-month period preceding the date of this Agreement, there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund that have not been remedied or will not be remedied prior to the Closing in accordance with industry practices and the policies of the Trust;

(k)       Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(l)       The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year, if any, have been (or, if such fiscal year-end is within the last sixty (60) days, will be) audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing;

(m)       Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(n)

(i)        For each taxable year of its operation (including that portion of such taxable year ending on the Closing Date), the Target Fund has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met and will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company through the Closing Date and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. The Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund.

(ii)        All federal, state, local, and foreign income Tax Returns and other material Tax Returns (including, for the avoidance of doubt, dividend reporting forms, and other Tax-related reports) of the Target Fund required by law to have been filed on or before the Closing Date have been (or will be) duly and timely filed (taking into account any permitted extensions) and are or will be correct in all material respects, and all federal, state, local, foreign and other Taxes of the Target Fund (whether or not shown as due or required to be shown as due on said Tax Returns ) for tax periods ending on or before the Closing Date have been (or will be) duly and timely paid or provision has been (or will be) made by the Target Fund for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in paragraph (i) above are properly reflected on such financial statements.

(iii)        There are no audits, examinations, investigations or other proceedings pending or threatened by any Taxing Authority in writing with respect to the Target Fund, and no waivers or extensions of any statute of limitations that remain open with respect to Taxes have been granted or requested in writing or, to the best knowledge of the Target Fund, in any other manner with respect to the Target Fund.

(iv)        No Taxing Authority with which the Target Fund does not file Tax Returns has claimed in writing or, to the best knowledge of the Target Fund, in any other manner that such Target Fund is or may be subject to taxation by that Taxing Authority, and no Taxing Authority with which the Target Fund does not file a particular Tax Return has claimed in writing or, to the best knowledge of the Target Fund, in any other manner that the Target Fund is or may be required to file such Tax Return. No issue has been raised by any Tax Authority in any prior examination of the Target Fund which, by application of the same or similar principles, could reasonably be expected to result in a material proposed deficiency for any subsequent taxable period. The Target Fund has delivered a disclosure schedule to the Acquiring Fund listing (A) all jurisdictions in which the Target Fund pays Taxes and/or files Tax Returns and (B) all federal, state, and local income and franchise Tax Returns filed by, or on behalf of, the Target Fund, and each such disclosure schedule is accurate and complete;

As used in this Agreement:

“Governmental Authority” means any nation, state, territory, province, county, city or other unit or subdivision thereof or any entity, authority, agency, department, board, commission, instrumentality, court or other judicial body authorized on behalf of any of the foregoing to exercise legislative, judicial, regulatory or administrative functions of or pertaining to government, and any governmental or non- governmental self-regulatory organization.

“Tax” or “Taxes” means (i) any and all federal, state, local, foreign and other taxes, assessments, levies, duties, fees and other governmental or similar charges, including without limitation income, profits, gross receipts, net proceeds, alternative or add-on minimum, ad valorem, value added, turnover, sales, use, property, unclaimed property, personal property (tangible and intangible), environmental, stamp, leasing, lease, user, excise, duty, franchise, capital, capital stock, transfer, registration, license, withholding, social security (or similar), unemployment, disability, payroll, employment, fuel, excess profits, occupational, premium, windfall profit, severance, estimated, or other governmental charge of any kind whatsoever and (ii) any liability related to an item described in clause (i) of this definition and arising (a) from being or having been a member of an affiliated, consolidated, combined, unitary group or similar group for federal, state, local or foreign tax purposes or (b) as a result of being a successor to another person or transferee thereof, or pursuant to contract (other than pursuant to a contract the principal purpose of which is not allocation of an item described in clause (i) of this definition), in all cases together with any interest, penalties, additions to tax or additional amounts imposed in connection with any of the foregoing.

“Taxing Authority” means, with respect to any Tax, the Governmental Authority that imposes such Tax and the agency (if any) charged with the collection of such Tax for such Governmental Authority.

“Tax Return” means any return, declaration, report, claim for refund, information return or any similar filing or statement filed with any Taxing Authority (domestic, foreign or otherwise) that is related to Taxes, including any form, schedule or attachment thereto and any amendment or supplement thereof;

(o)       All issued and outstanding shares of the Target Fund are duly authorized and validly issued and outstanding, fully paid and non-assessable by the Trust and, to the best of the Trust’s and the Target Fund’s knowledge, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and local regulatory authorities and will be held at the time of Closing by the persons and in the amounts set forth in the records of the transfer agent of the Target Fund;

(p)       The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Target Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(q)       The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r)       The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(s)       The Target Fund has no unamortized or unpaid organizational fees or expenses;

(t)       The information to be furnished by the Target Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects;

(u)       The Information Statement/Prospectus referred to in Section 5.1(c), only insofar as it relates to the Trust and the Target Fund, will, on the effective date of the Information Statement/Prospectus and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with the information that was furnished by Tidal Trust on behalf of the Acquiring Fund for use therein; and

(v)       There is no action, suit, proceeding, claim, arbitration, matter or investigation pending or, to the knowledge of the Trust, threatened against or affecting the Target Fund at law, in equity or otherwise, in, before or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree or regulatory restriction imposed specifically upon the Target Fund or any of its properties, assets, trustees, officers, employees or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

4.2. Tidal Trust, on behalf of itself or, where applicable, the Acquiring Fund represents and warrants to the Trust and the Target Fund as follows:

(a)       Tidal Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under Tidal Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. The Acquiring Fund is a separate series of Tidal Trust duly designated in accordance with the applicable provisions of Tidal Trust’s Declaration of Trust;

(b)       Tidal Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of Tidal Trust, threatened;

(c)       No consent, approval, authorization, or order of any court, Governmental Authority or FINRA is required for the consummation by the Acquiring Fund and Tidal Trust of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws;

(d)       The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result (i) in a material violation of Tidal Trust’s Declaration of Trust or by-laws, (ii) in a material violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party to or by which it is bound, and the execution, delivery and performance of the Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)       The Acquiring Fund is, and will be at the time of Closing, a new series of Tidal Trust formed for the purpose of receiving the assets and assuming the liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund will not have commenced operations, prepared books of account and related records or financial statements or carried on any business activities, except as necessary to facilitate the organization of the Acquiring Fund as a new series of Tidal Trust prior to its commencement of operations. Except with respect to the consideration received in exchange for the issuance of the Initial Share, the Acquiring Fund has not owned any assets and will not own any assets prior to the Closing. As of the time immediately prior to the Closing, there will be no issued or outstanding securities issued by the Acquiring Fund, other than the Initial Share issued to the Sole Shareholder for the purpose set forth in Section 1.1(f) above. The Initial Share will be redeemed and cancelled prior to the Closing;

(f)       By the Closing, Tidal Trust’s Board of Trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act and any applicable state securities laws for the Acquiring Fund to commence operations as a registered open-end management investment company, including, without limitation, approving and authorizing the execution of investment advisory contracts in the manner required by the 1940 Act and approving and authorizing the execution of such other contracts as are necessary for the operation of the Acquiring Fund;

(g)       The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of Tidal Trust, on behalf of the Acquiring Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(h)       The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by Tidal Trust;

(i)       The Acquiring Fund (i) was formed for the purpose of the Reorganization, (ii) will elect to be taxed as a regulated investment company under Subchapter M of the Code, will qualify for the tax treatment afforded regulated investment companies under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (iii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken, which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company for its taxable year that includes the Closing Date. The Acquiring Fund has no earnings and profits accumulated in any taxable year;

(j)       As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(k)       There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(l)        The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(m)      The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(n)       The Acquiring Fund has no unamortized or unpaid organizational fees or expenses;

(o)       The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other documents filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects;

(p)       At the Closing, the current prospectus and statement of additional information of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)       At the Closing, to the best of Tidal Trust’s and the Acquiring Fund’s knowledge, the Acquiring Fund is in compliance in all material respects with the applicable requirements of the 1933 Act, 1934 Act, and the 1940 Act and all rules and regulations under each of the foregoing, and state securities laws and regulations;

(r)        The Information Statement/Prospectus referred to in Section 5.1(c), only insofar as it relates to Tidal Trust and the Acquiring Fund, will, on the effective date of the Information Statement/Prospectus and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representation and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(s)       There is no action, suit, proceeding, claim, arbitration, matter or investigation pending or, to the knowledge of Tidal Trust, threatened against or affecting the Acquiring Fund at law, in equity or otherwise, in, before or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree or regulatory restriction imposed specifically upon any of the Acquiring Fund or any of its properties, assets, trustees, officers, employees or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

5.         COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.      With respect to the Reorganization:

(a)       The Target Fund: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. Prior to the Closing, the Acquiring Fund will carry on no business activities, other than as are necessary in connection with the organization of a new series of an investment company prior to its commencement of operations.

(b)       the Trust will either (i) call a meeting of the Target Fund shareholders to consider and act upon this Agreement, or (ii) obtain the written consents of shareholder, as required by law, to approve this Agreement, and, in either case, to take all other action necessary to obtain approval of the transactions contemplated herein.

(c)       In connection with the meeting or written consents of the Target Fund shareholders referred to in Section 5.1(b) above, the Target Fund will provide the Acquiring Fund with information regarding the Target Fund, and the Acquiring Fund will provide the Target Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Tidal Trust will file the Information Statement/Prospectus with the Commission.

(d)       The Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)       The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

(f)        If requested by the Acquiring Fund, the Trust, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the Closing, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) copies of the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10- 25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(g)       Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h)       Promptly after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section 1.1(d) hereof.

(i)        If requested by the Acquiring Fund, the Trust, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this paragraph shall be provided within such timeframes as is mutually agreed by the parties.

(j)        It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(k)       Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any federal, state or local Taxing Authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(l)        If requested by the Acquiring Fund, the Trust, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign Taxing Authority and (b) legal opinions.

(m)      The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.      With respect to the Reorganization, the obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing, and, in addition thereto, the following conditions:

(a)       All representations and warranties of the Acquiring Fund and Tidal Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)       Tidal Trust shall have delivered to the Trust as of the Closing a certificate executed in its name by its President and Treasurer, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement;

(c)           Tidal Trust and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Tidal Trust and the Acquiring Fund, on or before the Closing, unless waived pursuant to the terms hereof;

(d)           A prospectus of the Acquiring Fund relating to the continuous offering of Acquiring Fund Shares in Creation Units shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. Following the Reorganization, a “Creation Unit” shall consist of 10,000 Acquiring Fund Shares;

(e)           The Target Fund shall have received at the Closing an opinion of Sullivan & Worcester LLP (“Sullivan”), counsel to Tidal Trust, in a form reasonably satisfactory to the Target Fund, and dated as of the Closing Date, to the effect that:

(i) the Agreement has been duly authorized, executed and delivered by Tidal Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, on behalf of the Target Fund, is a valid and binding obligation of Tidal Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms; and

(ii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or Governmental Authority is required for the consummation by Tidal Trust or the Acquiring Fund of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining thereon); and

(iii) In connection with the opinions contemplated by Section 6.1(e), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Tidal Trust; and

(f)            All invoices related to expenses incurred in connection with the operation of the Target Fund that are required to be paid by Grizzle Investment Management LLC, as described in section 6 of the Investment Advisory Agreement between the Trust and Grizzle Investment Management LLC dated [ ] pertaining to the Target Fund, shall have been paid, and a prepayment of any estimated expenses expected to be incurred in connection with the operation of the Target Fund for which an invoice has not been received, shall have been received by the applicable service providers. For the avoidance of doubt, such expenses incurred by the Target Fund shall include, without limitation, fees payable to (or expected to be payable to) the Target Fund’s administrator, fund accountant, transfer agent, custodian, legal counsel, and independent registered public accounting firm.

(g)           Tidal Trust shall have executed and delivered to the Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Target Fund not discharged prior to the Closing Date in accordance with Section 1.1(a) of this Agreement.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to the Reorganization, the obligations of Tidal Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Trust and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)          The Target Fund shall have delivered to the Acquiring Fund a Closing Statement of Assets and Liabilities, certified by the Treasurer of the Target Fund;

(c)          the Trust shall have delivered to Tidal Trust as of the Closing a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Tidal Trust and dated as of the Closing, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d)          If requested by the Acquiring Fund, the Trust, on behalf of the Target Fund, shall have delivered to Tidal Trust (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer of the Trust, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(i);

(e)          U.S. Bank National Association, the Target Fund’s custodian shall have delivered the certificate contemplated by Sections 3.2(a) of this Agreement, duly executed by an authorized officer of U.S. Bank National Association;

(f)           U.S. Bancorp Fund Services, LLC, the Target Fund’s transfer agent, shall have delivered the certificates contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of U.S. Bancorp Fund Services, LLC;

(g)          the Trust and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust and the Target Fund, on or before the Closing, unless waived pursuant to the terms hereof;

(h)          The Acquiring Fund shall have received evidence that the contracts set forth on Schedule 7.1(h) shall have been terminated with respect to the Target Fund.

(i)           The Acquiring Fund shall have received at the Closing an opinion of Morgan, Lewis & Bockius LLP, counsel to the Trust, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

(i) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Target Fund, and, assuming due authorization, execution and delivery of the Agreement by Tidal Trust, on behalf of the Acquiring Fund, is a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable against the Trust and the Target Fund in accordance with its terms; and

(ii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or Governmental Authority is required for the consummation by the Trust or the Target Fund of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations under those Acts (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining thereon); and

(iii) In connection with the opinions contemplated by Section 7.1(i), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of the Trust.

8.            FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing with respect to the Target Fund or the Acquiring Fund, the Trust or Tidal Trust, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.         The Agreement shall have been approved by the requisite consent of the majority of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust’s Agreement and Declaration of Trust, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;

8.2.         On the Closing Date, no action, suit or other proceeding shall be pending or, to the Trust’s or Tidal Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.         All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.         the Trust and Tidal Trust shall have received a favorable opinion of Sullivan addressed to the Acquiring Fund and the Target Fund substantially to the effect that with respect to the Target Fund and the Acquiring Fund for federal income tax purposes:

(i)           The transfer of the Assets by the Target Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund in exchange for Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund as provided in the Agreement will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and with respect to such “reorganization,” the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)          In accordance with Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon:

(A)       the transfer of its Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund; or

(B)       the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in liquidation.

(iii)         In accordance with Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets of the Target Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund.

(iv)         In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares of the Target Fund for the Acquiring Fund Shares.

(v)          In accordance with Section 358(a)(1) of the Code, the aggregate tax basis of the Acquiring Fund Shares the Target Fund shareholders receive in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor.

(vi)         In accordance with Section 362(a) of the Code, the tax basis in the hands of the Acquiring Fund of the Assets of the Target Fund transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer.

(vii)        In accordance with Section 1223(2) of the Code, the holding period of the Assets of the Target Fund in the hands of the Acquiring Fund will include the period during which such Assets were held by the Target Fund.

(viii)       In accordance with Section 1223(1) of the Code, the holding period for the Acquiring Fund Shares each of the Target Fund shareholders receives in the Reorganization will include the period for which the shareholder held the Target Fund Shares exchanged therefor, provided that the shareholder held such Target Fund Shares as capital assets on the date of the exchange.

(ix)         The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the regulations thereunder. Under Section 381 of the Code, its taxable year will not end on the Closing Date and the part of the taxable year before the Reorganization and the part of the taxable year after the Reorganization will constitute a single taxable year. Under Revenue Ruling 73-526, 1973-2 C.B. 404, the Acquiring Fund will assume the Target Fund’s taxpayer identification number.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any shareholder of the Target Fund with respect to any (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognize upon the transfer of an asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local, or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Sullivan may reasonably request, as well as the representations and warranties made in this Agreement which counsel may treat as representations and warranties made to it. The Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 8.4.

9.       FEES AND EXPENSES; INDEMNIFICATION

9.1. Toroso Investments, LLC, Grizzle Investment Management, and Cambria Investment Management will equally bear the expenses relating to the Reorganization, whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but shall not be limited to, costs associated with organizing the Acquiring Fund, preparation, printing and distribution of the Information Statement/Prospectus for the Reorganization, legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding meetings of the Target Fund shareholders (and adjournments thereof). For the avoidance of doubt, neither the Acquiring Fund nor the Target Fund will bear the expenses relating to the Reorganization. In addition, no expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and no cash or property other than shares of the Acquiring Fund will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses.

9.2. Tidal Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Trust and the members of the Trust’s Board of Trustees and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by Tidal Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) insofar as they relate to the Reorganization, any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Tidal Trust or the members of Tidal Trust’s Board of Trustees or its officers prior to the Closing, provided that such indemnification by Tidal Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.3. The Trust, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless Tidal Trust and the members of Tidal Trust’s Board of Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which Tidal Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) insofar as they relate to the Reorganization, any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Trust’s Board of Trustees or its officers prior to the Closing, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction. For the avoidance of doubt, any losses, claims, damages, liabilities or expenses arising hereunder will not constitute liabilities of the Target Fund for purposes of Section 1.1(a) and thus, would not be eligible to be assumed by the Acquiring Fund.

10.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing. For the avoidance of doubt, the provisions in Section 9 of this Agreement shall survive the Closing.

11.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties.

12.       AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

13.       HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

13.1.    The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

13.3.    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.4      This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

13.5.     It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Target Fund or the Acquiring Fund as provided in the Trust’s Agreement and Declaration of Trust or Tidal Trust’s Agreement and Declaration of Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Signature Page follows]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

LISTED FUNDS TRUST, on behalf of its series the Grizzle Growth ETF Signature: ______________________________ Printed Name: ___________________________ Title: __________________________________	TIDAL TRUST II, on behalf of its series the Grizzle Growth ETF Signature: _______________________________ Printed Name: ____________________________ Title: ___________________________________

TOROSO INVESTMENTS, LLC

solely for the purposes of Section 9.1 of this Agreement

Signature: ______________________________

Printed Name: ___________________________

Title: __________________________________

GRIZZLE INVESTMENT MANAGEMENT LLC

solely for the purposes of Section 9.1 of this Agreement

Signature: _______________________________

Printed Name: ____________________________

Title: ___________________________________

CAMBRIA INVESTMENT MANAGEMENT, L.P.

solely for the purposes of Section 9.1 of this Agreement

Signature: ______________________________

Printed Name: ___________________________

Title: __________________________________

APPENDIX B
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Target Fund’s financial performance for the period of the Target Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Target Fund (assuming reinvestment of all dividends and distributions). This information for the fiscal period ended July 31, 2022, has been audited by Cohen & Company, Ltd., the Target Fund’s and the Acquiring Fund’s independent registered public accounting firm, whose report, along with the Target Fund’s financial statements, are included in the annual report, which is available upon request. The information for the six months ended January 31, 2023, is unaudited.

For a Share Outstanding Throughout the Period

	Period Ended January 31, 2023 (Unaudited)[1]	Period Ended July 31, 2022(1)
Net Asset Value, Beginning of Period	$23.30	$24.39

Income (Loss) from investment operations:
Net investment income(2)	0.08	0.20
Net realized and unrealized gain (loss)	(1.62)	(1.29)
Total from investment operations	(1.54)	(1.09)

Net Asset Value, End of Period	$21.47	$23.30

Total return, at NAV(3)(4)	-6.52%	-4.47%
Total return, at Market(3)(4)	-7.13%	-4.43%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,074	$1,864

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	0.73%	1.37%
Portfolio turnover rate(4)(6)	16%	102%

(1)	The Fund commenced operations on December 16, 2021.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations of the Fund.

APPENDIX C

HOW TO BUY AND SELL SHARES

(ACQUIRING FUND)

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by the Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Board has approved the procedures adopted by the Adviser to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

APPENDIX D

DIVIDENDS, DISTRIBUTIONS, AND TAXES

(ACQUIRING FUND)

Dividends and Distributions

The Fund is not managed to earn dividends and interest income, but if it does earn any dividends or interest income, it will distribute them at least annually. In addition, the Fund will distribute any net realized capital gains to its shareholders at least annually. If the Fund declares and pays income and capital gains distributions it would be done in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund-level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains to shareholders. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Fund may pay cash upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Part B

STATEMENT OF ADDITIONAL INFORMATION

Dated AUGUST [  ], 2023

Listed Funds Trust (the “Trust”)

Acquisition of All of the Assets and Liabilities of

Grizzle Growth ETF

(a series of Listed Funds Trust):

By and in exchange for shares of

Grizzle Growth ETF

(a series of Tidal Trust II)

This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Grizzle Growth ETF (the “Target Fund”), a series of Listed Funds Trust, in connection with the reorganization of the Target Fund into the Grizzle Growth ETF (the “Acquiring Fund”), a newly-created series of Tidal Trust II (the “Tidal Trust”) as described in the Information Statement/Prospectus (the “Reorganization”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission (http://sec.gov) and is incorporated by reference herein (is legally considered to be part of this SAI):

1.	The Statement of Additional Information for the Target Fund, dated November 30, 2022 (“Target Fund SAI”) (File Nos. 333-215588 and 811-23226) (Accession No. 0000894189-22-008526);

2.	The Target Fund’s audited financial statements and related report of the independent registered public accounting firm included in the Target Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2022 (the “Target Fund Annual Report”) (File Nos. 333-215588 and 811-23226) (Accession No. 0001398344-22-019774); and

3.	The Target Fund’s unaudited financial statements included in the Target Fund’s Semi-annual Report to Shareholders for the period ended January 31, 2023 (the “Target Fund Semi-annual Report”) (File Nos. 333-215588 and 811-23226) (Accession No. 0001398344-23-007170).

Because the Acquiring Fund was newly-created for the purposes of this Reorganization, the Acquiring Fund has not published annual or semi-annual shareholder reports. The Acquiring Fund is a newly-created shell series of Tidal Trust with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the Target Fund. The Target Fund shall be the accounting and performance survivor in the Reorganization, and the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund. The Target Fund Annual Report has previously been transmitted to Target Fund shareholders.

Supplemental Financial Information

Rule 6-11(d)(2) under Regulation S-X requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

Tables showing the fees and expenses of the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the “Fees and Expenses” section of the Information Statement/Prospectus.

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the the Acquiring Fund. Each security held by the Target Fund is eligible to be held by the Acquiring Fund and the Acquiring Fund will have the same investment objective and strategies as the Target Fund. As a result, schedules of investments of the Target Fund modified to show the effects of the change are not required and are not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated [ ], 2023, relating to the Reorganization. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to Grizzle Investment Management LLC, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by accessing the documents at the Target Fund’s website at www.etf.grizzle.com or by calling (toll free) 1-800-617-0004.

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Exhibit A

Additional Information About the Acquiring Fund

Below is information regarding the Acquiring Fund. All references to a “Fund” in this Exhibit A refer to the Acquiring Fund. All references to the “Trust” in this Exhibit A refer to Tidal Trust II.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple series, including the Fund. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the 1940 Act), as an open-end management investment company and the offering of the Funds shares (Shares) is registered under the Securities Act of 1933, as amended (the Securities Act). The Trust is governed by its Board of Trustees (the Board). Toroso Investments, LLC (Toroso or the Adviser) serves as investment adviser to the Fund. Each of Grizzle Investment Management LLC (Grizzle or a Sub-Adviser) and Cambria Investment Management, L.P. (Cambria or a Sub-Adviser) and serves as investment sub-adviser to the Fund.

In connection with a reorganization (Reorganization), the Fund will assume the assets and liabilities of Grizzle Growth ETF, a series of the Listed Funds Trust (the Target Fund) as of the close of business on August 25, 2023 or as soon as practicable thereafter. All historical financial information and other information contained in this SAI relating to the Fund for periods prior to the closing of the Reorganization is that of the Target Fund.

The Fund offers and issues Shares at their net asset value (NAV) only in aggregations of a specified number of Shares (each, a Creation Unit). The Fund generally offers and issues Shares in exchange for a basket of securities (Deposit Securities) together with the deposit of a specified cash payment (Cash Component). The Trust reserves the right to permit or require the substitution of a cash in lieu amount (Deposit Cash) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on NYSE Arca, Inc. (the Exchange). Shares trade on the Exchange at market prices that may differ from the Shares NAV. Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment, or entirely for cash. As a practical matter, only institutions or large investors, known as Authorized Participants or APs, purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Advisers, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trusts operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trusts operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trusts compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal Board Meetings which are typically held quarterly, in person, and involve the Boards review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal Board Meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trusts investments, operations or activities.

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As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trusts independent public accounting firm to discuss, among other things, the internal control structure of the Trusts financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds investment management and business affairs are carried out by or through the Adviser, Sub-Advisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds and each others in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Boards ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the Independent Trustees). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, despite there being no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

4

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 W Florida St, Suite 203, Milwaukee, WI 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	30	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC	30	Trillium Asset Management, LLC
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services	30	None

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Eric W. Falkeis(3) Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	President and Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (20132018) and Direxion Advisors, LLC (20172018); President and Principal Executive Officer (since 2018).	30	Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (20142018); Trustee and Chairman of Tidal ETF Trust (since 2018).

(1)	The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

(2)	All Independent Trustees of the Trust are not interested persons of the Trust as defined under the 1940 Act (the Independent Trustees).

(3)	Mr. Falkeis is considered an interested person of the Trust due to his positions as President and Principal Executive Officer and Chairman, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

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Individual Trustee Qualifications

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (Trustee Attributes) appropriate to their service as Trustees of the Trust in light of the Trusts business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a self-assessment wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquinas experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trusts Audit Committee Financial Expert. The Board believes Mr. Norris experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (Global Fund Services or the Transfer Agent), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal ETF Trust, from 2018 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trusts accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trusts financial statements and the independent audits thereof; monitoring the independent auditors qualifications, independence, and performance; acting as a liaison between the Trusts independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trusts independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trusts independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Funds financial statements, (3) consider the independent auditors comments with respect to the Trusts financial policies, procedures and internal accounting controls and Trust managements responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Funds shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Funds financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trusts principal executive officer and principal accounting officer during their certification process for the Funds Form N-CSR. As of the date of this SAI, the Audit Committee met one time with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (QLCC) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the issuer attorneys). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

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Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trusts compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees annual self-assessment. Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually. As of the date of this SAI, the Nominating and Governance Committee met one time with respect to the Trust.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 W Florida St, Suite 203, Milwaukee, WI 53204, unless otherwise indicated. Additional information about the Trusts officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary of Tidal ETF Trust (since 2018).
Daniel H. Carlson Born: 1955	Executive Vice President	Indefinite term; since 2022	Chief Financial Officer and Managing Member (since 2012), Chief Compliance Officer (2012 to 2023), Toroso Investments, LLC; Senior Vice President and AML Officer of Tidal ETF Trust (2018 to 2023); and Treasurer, Principal Financial Officer and Principal Accounting Officer of Tidal ETF Trust (2018 to 2022).
William H. Woolverton, Esq.	Chief Compliance Officer and AML Compliance Officer	Indefinite term; since 2022	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC); Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Chief Compliance Officer (since 2022), AML Compliance Officer (since 2023), Tidal ETF Trust; Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019); Assistant Treasurer, Tidal ETF Trust (since 2022).
Lissa M. Richter Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (since 2021); Assistant Secretary, Tidal ETF Trust (since 2023); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).
Charles Ragauss Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Toroso Investments, LLC (since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).

(1)	Mr. Falkeis is considered an interested person of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

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Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustees beneficial ownership of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

As of the date of this SAI, the Fund had not yet commenced operations and no Shares were outstanding.

Board Compensation.

The Independent Trustees each receive a $10,000 retainer per year and $2,500 for each meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds current fiscal year ending July 31, 2023. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$32,500
Michelle McDonough	$0	$32,500
David Norris	$0	$32,500

(1)	Compensation is based on estimated amounts for the fiscal year ending July 31, 2023.

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DESCRIPTION OF SHARES

The Second Amended and Restated Declaration of Trust (Declaration of Trust) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

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PART C

Other Information

Item 15. Indemnification

Reference is made to Article VII of the Registrants Second Amendment and Restated Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

Exhibit No.	Description of Exhibit
(1)	(a) Certificate of Trust of Tidal Trust II (formerly, Tidal ETF Trust II) (the Trust or the Registrant), previously filed with the Trust’s registration statement on Form N-1A on April 26, 2022, is hereby incorporated by reference.
(b) Certificate of Amendment to Certificate of Trust previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(c) Registrant’s Second Amended and Restated Declaration of Trust previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(2)	Registrants Amended and Restated By-Laws - previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3)	Voting Trust Agreement - NA
(4)	Form of Agreement and Plan of Reorganization (incorporated herein as Appendix A).
(5)	Instruments defining the rights of holders of the securities being registered, are incorporated by reference to the Trust’s Declaration of Trust and Bylaws
(6)	(a) Form of Investment Advisory Agreement between the Trust (on behalf of the Grizzle Growth ETF) and Toroso Investments, LLC – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(b) Form of Investment Sub-Advisory Agreement between Toroso Investments, LLC and Grizzle Investment Management LLC (for the Grizzle Growth ETF) – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(c) Form of Investment Sub-Advisory Agreement between Toroso Investments, LLC and Cambria Investment Management, L.P. (for the Grizzle Growth ETF) – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.

(7)	(a) Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(i) Form of Amendment to the Distribution Agreement (adding the Grizzle Growth ETF) – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(8)	Bonus or Profit-Sharing Contracts. None.
(9)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(10)	(a) Amended Rule 12b-1 Plan -- previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference. (b) 18f-3 Plan – None.
(11)	Opinion and Consent of Counsel – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(12)	Form of Opinion and Consent of Counsel as to tax matters and consequences to shareholders – previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(13)

(a) Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(b) Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(c) Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(d) Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(14)	Consent of Cohen & Company, Ltd. – filed herewith
(15)	Omitted Financial Statements. None.
(16)	Power of Attorney - previously filed with Form N-14 on June 26, 2023, and is incorporated herein by reference.
(17)

(a) Prospectus and Statement of Additional Information for the Target Fund, dated November 30, 2022 are incorporated by reference.

(b) Annual Report to Shareholders for the fiscal year ended July 31, 2022, for the Target Fund is incorporated by reference.

Item 17. Undertakings

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 3rd day of August, 2023.

Tidal Trust II

/s/ Eric W. Falkeis
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the 3rd day of August, 2023.

Signature	Title

/s/ Eric W. Falkeis	President, Principal Executive Officer, and Trustee
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Ally Mueller	Treasurer (principal financial officer and principal accounting officer)
Ally Mueller

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit
(14)	Consent of Independent Public Accountant